   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 30, 1997

                                                SECURITIES ACT FILE NO. 33-

                                       INVESTMENT COMPANY ACT FILE NO. 811-
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-2

                        (Check appropriate box or boxes)

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

                      Pre-Effective Amendment No.                            / /

                     Post-Effective Amendment No.                            / /

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/

                             Amendment No.                                   / /

                                  PICS TRUST I

               (Exact name of Registrant as specified in Charter)
                            C/O LEHMAN BROTHERS INC.
                            3 WORLD FINANCIAL CENTER
                            NEW YORK, NEW YORK 10285

                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 526-7000
                         ------------------------------
                                 JENNIFER MARRE
                              LEHMAN BROTHERS INC.
                            3 WORLD FINANCIAL CENTER
                            NEW YORK, NEW YORK 10285

                    (Name and address of Agent for Service)

                                WITH COPIES TO:
                             GARY S. SCHPERO, ESQ.
                            RAYMOND W. WAGNER, ESQ.
                           SIMPSON THACHER & BARTLETT
                              425 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                 (212) 455-2000
                            ------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

    If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. / /
                            ------------------------

    If this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. / /

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                                        PROPOSED MAXIMUM    PROPOSED MAXIMUM       AMOUNT OF
               TITLE OF SECURITIES                    AMOUNT BEING       OFFERING PRICE        AGGREGATE          REGISTRATION
                BEING REGISTERED                     REGISTERED(1)        PER SHARE(1)     OFFERING PRICE(1)          FEE
PICS representing shares of beneficial
  interest.......................................   1,000,000 Shares      $10,000,000            $10.00              $2,950

(1) Estimated solely for the purpose of calculating the registration fee.

    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, AS AMENDED, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID
SECTION 8(A), MAY DETERMINE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  PICS TRUST I
                             CROSS-REFERENCE SHEET
                          PARTS A AND B OF PROSPECTUS*

ITEM NO.                         CAPTION                                        PROSPECTUS CAPTION
---------  ---------------------------------------------------  ---------------------------------------------------
   1.      Outside Front Cover................................  Front Cover Page
   2.      Inside Front and Outside Back Cover Page...........  Front Cover Page; Inside Front Cover Page
   3.      Fee Table and Synopsis.............................  Prospectus Summary; Fees and Expenses
   4.      Financial Highlights...............................  Not Applicable
   5.      Plan of Distribution...............................  Front Cover Page; Prospectus Summary; Underwriting
   6.      Selling Shareholders...............................  Not Applicable
   7.      Use of Proceeds....................................  Use of Proceeds; Investment Objectives and Policies
   8.      General Description of the Registrant..............  Front Cover Page; Prospectus Summary: The Trust;
                                                                Investment Restrictions; Investment Objectives and
                                                                Policies; Risk Factors Relating to PICS
   9.      Management.........................................  Management and Administration of the Trust
   10.     Capital Stock, Long-Term Debt and Other
             Securities.......................................  Description of PICS; Federal Income Tax
                                                                Considerations
   11.     Defaults and Arrears on Senior Securities..........  Not Applicable
   12.     Legal Proceedings..................................  Not Applicable
   13.     Table of Contents of the Statement of Additional
             Information......................................  Not Applicable
   14.     Cover Page.........................................  Not Applicable
   15.     Table of Contents..................................  Not Applicable
   16.     General Information and History....................  The Trust
   17.     Investment Objective and Policies..................  Investment Objectives and Policies; Investment
                                                                Restrictions
   18.     Management.........................................  Management and Administration of the Trust
   19.     Control Persons and Principal Holders of
             Securities.......................................  Management and Administration of the Trust
   20.     Investment Advisory and Other Services.............  Management and Administration of the Trust
   21.     Brokerage Allocation and Other Practices...........  Investment Objectives and Policies
   22.     Tax Status.........................................  Certain United States Federal Income Tax
                                                                Considerations
   23.     Financial Statements...............................  Statement of Assets, Liabilities and Capital

------------------------

* Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus. Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the N-2 Registration Statement.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                             SUBJECT TO COMPLETION

                               DECEMBER   , 1997

                                   PROSPECTUS

                                      PICS-SM- **
                                  PICS TRUST I

               (SUBJECT TO EXCHANGE INTO SHARES OF COMMON STOCK,
                  PAR VALUE $          PER SHARE, OF COMPANY)
                             ---------------------

    The issue price (the "Initial Price") of each of the PICS (each, a "PICS")
of the PICS Trust I (the "Trust") being offered hereby will be $     (the last
sale price of the common stock, par value $     per share (the "Common Stock"),
of Company (the "Company") on            , 1997, as reported on the New York
Stock Exchange Composite Tape). Each of the PICS represents the right to receive
(a) an annual distribution of $     , payable quarterly on each            ,
           ,            and            , during the term of the Trust, beginning
           , 1998 and (b) upon the conclusion of the term of the Trust on
           , 20  (the "Exchange Date"), between           and 1.0 shares of
Common Stock or cash with an equivalent value. The PICS are not subject to redemption prior to the Exchange Date or the earlier termination of the Trust.

    The Trust is a newly organized Delaware business trust that is registered as a closed-end investment company and was established to purchase and hold (a) a series of zero-coupon U.S. Treasury securities maturing on a quarterly basis during the term of the Trust (the "Treasury Securities") and (b) one or more forward purchase contracts (the "Contracts") with one or more stockholders (the "Sellers") of the Company relating to the Common Stock.

    The investment objectives of the Trust are to provide holders of PICS with a
quarterly distribution of $     per PICS over the term of the Trust and to
provide holders of PICS, at the Exchange Date, a number of shares of Common Stock (or, if some or all of the Sellers exercise their cash settlement option in the Contracts under the circumstances described herein, the cash equivalent of all or part thereof at the Exchange Rate (as defined herein). The Exchange Rate is equal to, subject to certain adjustments, (a) if the Exchange Price (as
defined herein) is greater than $     per share of Common Stock (the "Threshold
Appreciation Price"),       shares of Common Stock per PICS, (b) if the Exchange
Price is less than or equal to the Threshold Appreciation Price but is greater than the Initial Price, a fraction equal to the Initial Price divided by the Exchange Price of one share of Common Stock per PICS such that the value (determined at the Exchange Price) of the Common Stock delivered at the Exchange Date equals the Initial Price and (c) if the Exchange Price is less than or equal to the Initial Price, one share of Common Stock per PICS. The "Exchange Price" means the average Closing Price (as defined herein) per share of Common Stock on the 20 Trading Days (as defined herein) immediately prior to the Exchange Date, except as otherwise described herein. Accordingly, the value of the Common Stock to be received by holders of the PICS at the Exchange Date will not necessarily equal the Initial Price. If the Exchange Price is less than the Initial Price, the value of the Common Stock to be received at the Exchange Date will generally be less than the price paid for the PICS. See "Investment Objectives and Policies."
                           --------------------------

    SEE "RISK FACTORS RELATING TO PICS" BEGINNING ON PAGE 20 FOR A DISCUSSION OF CERTAIN FACTORS THAT SHOULD BE CAREFULLY CONSIDERED BY PROSPECTIVE PURCHASERS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
          SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
           COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
             PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                                                        (CONTINUED ON NEXT PAGE)

                                                                PRICE TO             SALES            PROCEEDS TO
                                                                 PUBLIC             LOAD (1)         THE TRUST (2)
Per PICS.................................................          $              $       (3)              $
Total(4).................................................          $              $       (3)              $

(1) The Sellers and the Company have agreed to indemnify the Underwriter against certain liabilities, including liabilities under the Securities Act of 1933, as amended. See "Underwriting."

(2) Before deducting estimated expenses of $         , payable by Lehman
    Brothers Inc. ("Lehman Brothers"), which will be reimbursed by the Sellers.

(3) In light of the fact that the proceeds of the sale of the PICS will be used in part by the Trust to purchase the Contracts from the Sellers, the Underwriting Agreement provides that the Sellers will pay to the
    Underwriters as compensation $     per PICS. See "Underwriting."

(4) The Trust has granted to the Underwriter a 30-day option to purchase up to
    an additional            PICS on the same terms and conditions as set forth
    above solely to cover over-allotments, if any. If such option is exercised in full, the total Price to Public, Sales Load and Proceeds to the Trust
    will be $         , $         , and $         , respectively. See
    "Underwriting."
                           --------------------------

    The PICS offered by this Prospectus are offered by the Underwriter subject to prior sale, to withdrawal, cancellation or modification of the offer without notice, to delivery to and acceptance by the Underwriter and to certain future conditions. It is expected that delivery of the PICS will be made through the
Depository Trust Company, New York, New York, on or about            , 1998.
                           --------------------------

                                LEHMAN BROTHERS

           , 1998

--------------------------

**  PICS is a service mark of Lehman Brothers Inc.

(Continued from previous page)

    CERTAIN PERSONS PARTICIPATING IN THIS OFFERING MAY ENGAGE IN TRANSACTIONS THAT STABILIZE, MAINTAIN OR OTHERWISE AFFECT THE PRICE OF THE PICS. SUCH TRANSACTIONS MAY INCLUDE THE PURCHASE OF PICS PRIOR TO THE PRICING OF THE OFFERING FOR THE PURPOSE OF MAINTAINING THE PRICE OF THE PICS, THE PURCHASE OF PICS FOLLOWING THE PRICING OF THE OFFERING TO COVER A SHORT POSITION IN THE PICS OR FOR THE PURPOSE OF MAINTAINING THE PRICE OF THE PICS AND THE IMPOSITION OF PENALTY BIDS. FOR A DESCRIPTION OF THESE ACTIVITIES, SEE "UNDERWRITING."
                            ------------------------

    In the event of certain Adjustment Events (as defined herein), holders may receive property other than (or in addition to) Common Stock or a combination of such property and cash. See "Investment Objectives and Policies--The Contracts--Dilution Adjustments; Adjustment Events." In addition, holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of PICS will receive cash in lieu thereof.

    The Trust has adopted a policy that the Contracts may not be disposed of during the term of the Trust. The Trust will continue to hold the Contracts despite any significant decline in the market price of the Common Stock or adverse changes in the financial condition of the Company.

    This Prospectus sets forth information about the Trust that a prospective investor ought to know before investing. Potential investors are advised to read this Prospectus and to retain it for future reference.

    PICS may be a suitable investment for those investors who are capable of evaluating the risks involved in making an investment in the Common Stock of the Company and the advantages and disadvantages of doing so in a manner which will give investors in the PICS a potentially higher yield but a lesser opportunity for equity appreciation than would be afforded by a direct investment in the Common Stock. There is no assurance that the yield on the PICS will be higher than the dividend yield on the Common Stock over the term of the Trust. See "Investment Objectives and Policies."

    Attached hereto for convenience of reference is a prospectus of the Company relating to the shares of Common Stock that may be received by holders of PICS at the Exchange Date. The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the PICS and will have no obligations with respect to the PICS or the Contracts. The outstanding Common Stock is listed for trading on the {New York} Stock Exchange {("NYSE")} under
the symbol "      ."

    The Trust will be a treated as grantor trust for United States federal income tax purposes and each holder will be treated as the owner of its pro rata portion of the assets of the Trust. See "Certain United States Federal Income Tax Considerations."

    THE TRUST IS A NEWLY ORGANIZED CLOSED-END INVESTMENT COMPANY WITH NO PREVIOUS HISTORY OF PUBLIC TRADING. APPLICATION WILL BE MADE TO LIST THE PICS ON
THE NYSE UNDER THE SYMBOL "      ." TYPICAL CLOSED-END FUND SHARES FREQUENTLY
TRADE AT A DISCOUNT FROM NET ASSET VALUE. THIS CHARACTERISTIC OF INVESTMENTS IN A CLOSED-END INVESTMENT COMPANY IS A RISK SEPARATE AND DISTINCT FROM THE RISK THAT THE TRUST'S NET ASSET VALUE WILL DECREASE. THE TRUST CANNOT PREDICT WHETHER THE PICS WILL TRADE AT, BELOW OR ABOVE NET ASSET VALUE. THE RISK OF PURCHASING INVESTMENTS IN A CLOSED-END COMPANY THAT MIGHT TRADE AT A DISCOUNT IS MORE PRONOUNCED FOR INVESTORS WHO WISH TO SELL THEIR INVESTMENTS SOON AFTER COMPLETION OF AN INITIAL PUBLIC OFFERING.

    The address of the Trust is 3 World Financial Center, New York, New York 10285, and the Trust's telephone number is (212) 526-7000.

    "PICS" is a service mark of Lehman Brothers Inc.

                               PROSPECTUS SUMMARY

    THE FOLLOWING IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE MORE DETAILED INFORMATION INCLUDED ELSEWHERE IN THIS PROSPECTUS.

THE TRUST

    PICS Trust I (the "Trust") is a newly organized Delaware business trust that is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company
Act"). The term of the Trust will expire on or shortly after       , 20
(the "Exchange Date"), except that the Trust may be dissolved prior to such date under certain limited circumstances. The Trust will be treated as a grantor trust for U.S. federal income tax purposes.

THE OFFERING

          PICS representing shares of beneficial interest in the Trust (the "PICS") are being offered for sale by Lehman Brothers Inc. ("Lehman Brothers" or
the "Underwriter") to the public at a purchase price of $         per PICS (the
"Initial Price") (which is equal to the last sale price of the common stock, par
value $         per share (the "Common Stock"), of Company (the "Company") on
      , 1998, as reported on the {New York Stock Exchange Composite Tape}). In addition, the Underwriter has been granted an option to purchase up to an
additional       PICS to cover over-allotments, if any. See "Underwriting."

PURPOSE OF THE TRUST

    The PICS are designed to provide investors (the "Holders") with a higher yield than the current dividend yield paid on the Common Stock, while also providing the opportunity for Holders to share in the appreciation, if any, of the Common Stock above the Threshold Appreciation Price (as defined below). The
annual calendar year distribution on the PICS is $         per PICS. The annual
dividend currently paid per share of Common Stock is $         .

    The yield on the PICS is higher than the current dividend yield on the Common Stock. However, there is no assurance that the yield on the PICS will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the PICS is less than the opportunity for equity appreciation afforded by a direct investment in the Common Stock because the value of the Common Stock to be received by Holders of the PICS at the Exchange Date (the "Amount Receivable at the Exchange Date") will generally exceed the Initial Price only if the
Exchange Price (as defined herein) exceeds $         per share of Common Stock
(the "Threshold Appreciation Price," which represents an appreciation of    %
over the Initial Price) and because Holders will be entitled to receive at the
Exchange Date only    % of any appreciation of the value of the Common Stock in
excess of the Threshold Appreciation Price. Moreover, if the Exchange Price is less than the Initial Price, the value of the Common Stock to be received at the Exchange Date will generally be less than the price paid for the PICS.

DISTRIBUTIONS PRIOR TO EXCHANGE DATE

    The Holders are entitled to receive distributions at the rate per PICS of
$         per annum or $         per quarter, payable quarterly on each       ,
      ,       and       or, if any such date is not a Business Day (as defined
herein), on the next succeeding Business Day (each a "Distribution Date"), to
Holders of record as of each       ,       ,       and       , respectively. The
first distribution will be payable on       , 1998 to Holders of record as of
      , 1998. See "Investment Objectives and Policies--Trust Assets."

DISTRIBUTIONS ON EXCHANGE DATE

    At the Exchange Date, in respect of each outstanding PICS, Holders will have
the right to receive between       and 1.0 shares of Common Stock, subject to
adjustment in the event of certain dividends or distributions, subdivisions, splits, combinations, issuances of certain rights or warrants or distributions of certain assets with respect to the Common Stock. In the event of a merger of the Company into another entity, or the liquidation of the Company, or in certain related events, Holders would receive consideration in the form of cash, Reported Securities (as defined under "Investment Objectives and Policies--The Contracts--Dilution Adjustments; Adjustment Events") or a combination thereof, rather than (or in addition to) shares of Common Stock. If some or all of the Sellers exercise their cash settlement option, Holders would receive cash in lieu of all or part of the Common Stock or Reported Securities that would otherwise be deliverable. See "Investment Objectives and Policies--The Contracts--General." Additionally, the occurrence of certain defaults by a Seller under its Contract or the related collateral arrangements would cause the acceleration of such Contract and the distribution to the Trust for distribution pro rata to Holders of all or a portion of the Common Stock, Reported Securities, cash or a combination thereof subject to such Contract and of a portion of the Treasury Securities (as defined below) then held by the Trust. See "Investment Objectives and Policies--The Contracts--Collateral Requirements of the Contracts; Acceleration" and "--The Treasury Securities."

VOTING RIGHTS

    Holders will not have voting rights with respect to the Common Stock unless and until the Sellers have delivered shares of Common Stock to the Trust pursuant to the Contracts and the Trust has distributed such shares to the Holders. See "Investment Objectives and Policies--The Company." The Holders have the right to vote on matters affecting the Trust, as described under "Description of PICS."

ASSETS OF THE TRUST; INVESTMENT OBJECTIVES AND POLICIES

    The Trust will purchase and hold (i) a series of zero-coupon U.S. Treasury securities (the "Treasury Securities") maturing on a quarterly basis during the
term of the Trust and representing in the aggregate approximately    % of the
initial assets of the Trust and (ii) one or more forward purchase contracts (the "Contracts") with certain existing stockholders (the "Sellers") of the Company
relating to the Common Stock and representing approximately    % of the initial
assets of the Trust. The Trust's investment objective is to provide each Holder
with a quarterly distribution of $         per PICS over the term of the Trust,
equal to the pro rata portion of the quarterly cash distributions from the Treasury Securities. It is also the Trust's investment objective to provide each Holder, at the Exchange Date, a number of shares of Common Stock (or, if any Seller exercises its cash settlement option in the Contracts under the circumstances described herein, the cash equivalent of all or part thereof) at the Exchange Rate. The Exchange Rate is equal to, subject to certain adjustments, (a) if the Exchange Price (as defined herein) is greater than the
Threshold Appreciation Price,       shares of Common Stock per PICS, (b) if the
Exchange Price is less than or equal to the Threshold Appreciation Price but is greater than the Initial Price, a fraction equal to the Initial Price divided by the Exchange Price of one share of Common Stock per PICS such that the value (determined at the Exchange Price) of the Common Stock delivered at the Exchange Date equals the Initial Price and (c) if the Exchange Price is less than or equal to the Initial Price, one share of Common Stock per PICS. Holders otherwise entitled to receive fractional shares of Common Stock or Reported Securities in respect of their aggregate holdings of PICS will receive cash in lieu thereof. See "Investment Objectives and Policies--The Contracts" and "--Delivery of Common Stock and Reported Securities; No Fractional Shares of Common Stock or Reported Securities."

    The Trust will enter into Contracts with the Sellers obligating the Sellers, severally and not jointly, at the Exchange Date, to deliver to the Trust shares of Common Stock in the aggregate (excluding Shares required to be delivered in respect of PICS issued to cover the Underwriter's over-allotment option), except that (i) if the Exchange Price per share of Common Stock is greater than the Threshold

Appreciation Price, each Seller will be obligated to deliver under its Contract
a number of shares of Common Stock equal to the product of       times the
initial number of shares of Common Stock subject to such Contract, (ii) if the Exchange Price per share of Common Stock is less than or equal to the Threshold Appreciation Price but greater than the Initial Price, each Seller will be obligated to deliver under its Contract a number of shares of Common Stock equal to the product of (A) the Initial Price divided by the Exchange Price multiplied by (B) the initial number of shares of Common Stock subject to such Contract and
(iii) if the Exchange Price per share of Common Stock is less than or equal to the Initial Price, each Seller will be obligated to deliver under its contract a number of shares of Common Stock equal to the initial number of shares of Common Stock subject to such Contract. This provides the Trust with the opportunity to share in the appreciation, if any, of the Common Stock above the Threshold Appreciation Price. Each Seller has the right to deliver cash in lieu of all (but not part) of its Common Stock delivery obligation. The purchase price under
the Contracts is equal to $         per share of Common Stock and $         in
the aggregate and is payable to the Sellers by the Trust on the closing of this offering.

    The obligations of each Seller under its Contract will be secured by a pledge of one share of Common Stock for each share subject to the Contract or, at the election of such Seller, by substitute collateral consisting of U.S. Government securities. See "Investment Objectives and Policies--The Contracts-- Collateral Requirements of the Contracts; Acceleration."

CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

    The Trust will be treated as a grantor trust for federal income tax purposes, and each Holder will be considered the owner of its pro rata portions of the stripped U.S. Treasury securities and the Contracts in the Trust. Under such characterization, income received (including original issue discount treated as received) by the Trust will generally be treated as income of the Holders. The Treasury Securities will be treated for federal income tax purposes as having "original issue discount" which Holders will be required to include in income as it accrues. Actual receipts of cash in respect of the Treasury Securities will not be included in income, however, but rather will reduce the aggregate tax bases of the PICS. A Holder will have taxable gain or loss upon receipt of cash in lieu of Common Stock distributed upon termination of the Trust. Holders should be aware that there are alternative characterizations which could adversely affect the timing and character of income recognized by the Holders. See "Certain United States Federal Income Tax Considerations."

THE COMPANY

    The Company is {description}.

    Attached hereto is a prospectus of the Company which describes the Company and the Common Stock that may be delivered to the Trust by the Sellers, and by the Trust to the Holders, at the Exchange Date or upon earlier acceleration of a Contract. The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the PICS and will have no obligations with respect to the PICS or the Contracts. THE PROSPECTUS OF THE COMPANY IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF PICS TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF THE COMPANY DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

MANAGEMENT AND ADMINISTRATION OF THE TRUST

    The Trust will be internally managed and will not have an investment adviser. The administration of the Trust will be overseen by three Trustees. The
day-to-day administration of the Trust will be carried out by       (or its
successor) as trust administrator (the "Administrator").       (or its
successor) will also act as custodian for the Trust's assets (the "Custodian") and as paying agent, registrar and transfer agent

(the "Paying Agent") with respect to the PICS. Except as aforesaid, and except for its role as Collateral Agent (as defined herein) under the Collateral Agreements (as defined herein) between each Seller, the Trust and the Collateral Agent (see "Investment Objectives and Policies--The Contracts--Collateral
Requirements of the Contracts; Acceleration"),       has no other affiliation
with, and is not engaged in any other transaction with, the Trust.

TERM OF THE TRUST

    The Trust will terminate automatically on or shortly after the Exchange Date, except that the Trust may expire prior to such date under certain limited circumstances. Promptly after the Exchange Date the shares of Common Stock delivered under the Contracts (or the equivalent amount of cash, to the extent any Seller exercises its cash settlement option) and other remaining Trust assets, if any, will be distributed pro rata to Holders. See "Investment Objectives and Policies--Trust Termination" and "--Delivery of Common Stock and Reported Securities; No Fractional Shares of Common Stock or Reported Securities."

RISK FACTORS

    The Trust has adopted a policy that the Contracts may not be disposed of during the term of the Trust and that the Treasury Securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust except upon the acceleration of one or more Contracts as described herein. The Trust will continue to hold the Contracts despite any significant decline in the market price of the Common Stock or adverse changes in the financial condition of the Company.

    The yield on the PICS is higher than the current dividend yield on the Common Stock. However, there is no assurance that the yield on the PICS will be higher than the dividend yield on the Common Stock over the term of the Trust.

    The Amount Receivable at the Exchange Date is not fixed, but is based on the market price of the Common Stock as reflected in the Exchange Rate. There can be no assurance that the Amount Receivable at the Exchange Date will be equal to or greater than the Initial Price of the PICS. If the Exchange Price is less than the Initial Price, the Amount Receivable at the Exchange Date will generally be less than the amount paid for the PICS, in which case an investment in PICS will result in a loss and, if the Company became insolvent or bankrupt, could result in a total loss. Holders of the PICS, therefore, bear the full risk of a decline in the value of the Common Stock prior to the Exchange Date.

    In addition, the opportunity for equity appreciation afforded by an investment in the PICS is less than the opportunity for equity appreciation afforded by a direct investment in the Common Stock because the Amount Receivable at the Exchange Date will generally exceed the Initial Price only if the Exchange Price exceeds the Threshold Appreciation Price, which represents an
appreciation of    % over the Initial Price. Moreover, Holders will be entitled
to receive at the Exchange Date only    % of any appreciation of the value of
the Common Stock in excess of the Threshold Appreciation Price. Because the market price of the Common Stock is subject to market fluctuations, the Amount Receivable at the Exchange Date may be more or less than the Initial Price of the PICS. Additionally, because the Exchange Price is generally determined based on a 20-Trading Day average, the value of a share of Common Stock distributed on the Exchange Date may be more or less than the Exchange Price used to determine the Amount Receivable at the Exchange Date.

    The Trust is classified as a "non-diversified" investment company under the Investment Company Act. Consequently, the Trust is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. Since the only securities held by the Trust will be the Treasury Securities and the Contracts, the Trust may be subject to greater risk than would be the case for an investment company with more diversified investments.

    The trading prices of the PICS in the secondary market will be directly affected by the trading prices of the Common Stock in the secondary market. Trading prices of the Common Stock will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions.

    Holders of the PICS will not be entitled to any rights with respect to the Common Stock (including, without limitation, voting rights (including voting rights in respect of Company transactions, such as an acquisition of the Company), rights to respond to tender offers and rights to receive any dividends or other distributions in respect thereof) unless and until such time, if any, as the Sellers deliver shares of Common Stock to the Trust pursuant to the Contracts and the Trust has distributed such shares to the Holders.

    A bankruptcy of a Seller could adversely affect the timing of settlement and, as a result, the amount received by the Holders in respect of the PICS.

LISTING

    Application will be made to list the PICS on the New York Stock Exchange
("NYSE") under the symbol "       ."

                               FEES AND EXPENSES

    In light of the fact that proceeds from the sale of the PICS will be used by the Trust to purchase the Contracts from the Sellers, the Underwriting Agreement provides that the Sellers will pay to the Underwriter as compensation $
per PICS. See "Underwriting." Estimated organization costs of the Trust in the
amount of $         and estimated costs of the Trust in connection with the
initial registration and public offering of the PICS in the amount of $
will be paid by Lehman Brothers at the closing of this offering. In addition, each of the Administrator, the Custodian and the Paying Agent, and each Trustee will be paid by Lehman Brothers at the closing of this offering a one-time, up-front amount in respect of its ongoing fees and, in the case of the
Administrator, anticipated expenses of the Trust (estimated to be $         in
the aggregate) over the term of the Trust. Lehman Brothers has agreed to pay any ongoing expenses of the Trust in excess of these estimated amounts and to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent. Lehman Brothers will be reimbursed by the Sellers for expenses of the Trust and reimbursements of indemnifications paid by it as provided in the Underwriting Agreement. See "Management and Administration of the Trust--Estimated Expenses."

    Regulations of the Securities and Exchange Commission (the "Commission") applicable to closed-end investment companies designed to assist investors in understanding the costs and expenses that an investor will bear directly or indirectly require the presentation of Trust expenses in the following format. Because the Trust will not bear any ongoing fees or expenses, investors will not bear any direct expenses. The only expenses that an investor might be considered to be bearing indirectly are (a) the Underwriter's compensation payable by the Sellers with respect to such investor's PICS and (b) the ongoing expenses of the Trust (including fees of the Administrator, Custodian, Paying Agent and
Trustees), estimated at $         per year in the aggregate, payable by Lehman
Brothers at the closing of the offering.

Investor Transaction Expenses

  Sales Load (as a percentage of offering price)......................................          %
                                                                                               --
                                                                                               --

Annual Expenses
  Management Fees.....................................................................         0%
  Other Expenses (after reimbursement by the Sellers)*................................         0%
                                                                                               --
    Total Annual Expenses*............................................................         0%
                                                                                               --
                                                                                               --

------------------------

*   Absent the reimbursement, the Trust's "total annual expenses" would be equal
    to approximately    % of the Trust's average net assets.

    Commission regulations also require that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that an investor would bear. The example is required to factor in the applicable sales load and to assume, in addition to a 5% annual return, the reinvestment of all distributions at net asset value. INVESTORS SHOULD NOTE THAT THE ASSUMPTION OF A 5% ANNUAL RETURN DOES NOT ACCURATELY REFLECT THE FINANCIAL TERMS OF THE TRUST. SEE "INVESTMENT OBJECTIVES AND POLICIES--TRUST ASSETS." ADDITIONALLY, THE TRUST DOES NOT PERMIT THE REINVESTMENT OF DISTRIBUTIONS.

                                                                                               1 YEAR     3 YEARS
                                                                                              ---------  ---------
You would pay the following expenses (i.e., the applicable sales load and allocable portion of ongoing expenses paid by Lehman Brothers and the Sellers) on a $1,000 investment,
  assuming a 5% annual return...............................................................  $          $

                                   THE TRUST

    PICS Trust I is a newly organized Delaware business trust that is registered as a closed-end management investment company under the Investment Company Act. The Trust was formed on December 24, 1997 pursuant to a Declaration of Trust dated as of December 23, 1997 (the "Declaration of Trust"). The term of the
Trust will expire on or shortly after       , 20  , except that the Trust may be
dissolved prior to such date under certain limited circumstances. The address of the Trust is c/o Lehman Brothers Inc., 3 World Financial Center, New York, New York 10285 (telephone number: (212) 526-7000).

                                USE OF PROCEEDS

    The net proceeds of this offering will be used on or shortly after the date on which this offering is completed to purchase a fixed portfolio comprised of a series of zero-coupon U.S. Treasury securities maturing quarterly during the term of the Trust and to pay the purchase price under the Contracts to the Sellers.

                       INVESTMENT OBJECTIVES AND POLICIES

TRUST ASSETS

    The Trust's investment objectives are to provide Holders with a quarterly
distribution of $         per PICS on each Distribution Date during the term of
the Trust (representing the pro rata portion of the quarterly distributions in respect of the maturing Treasury Securities held by the Trust) and to provide Holders, at the Exchange Date, a number of shares of Common Stock at the Exchange Rate (as defined below) or, to the extent that some or all of the Sellers elect the Cash Delivery Option (as defined below), an amount in cash equal to the Exchange Price (as defined below) of all or part thereof. On or prior to the 25th Business Day prior to the Exchange Date, each of the Sellers will be obligated to notify the Trust concerning its exercise of the Cash Delivery Option, and the Trust in turn will notify The Depository Trust Company and publish a notice in a daily newspaper of national circulation stating whether Holders of PICS will receive shares of Common Stock, cash or a combination thereof and, if a combination of Common Stock and cash, the relative proportion of each. See "--The Contracts-- General" below. "Business Day" means any day that is not a Saturday, a Sunday or a day on which the NYSE or banking institutions or trust companies in The City of New York are authorized or obligated by law or executive order to close.

    The "Exchange Rate" is equal to, subject to certain adjustments, (a) if the Exchange Price (as defined below) is greater than the Threshold Appreciation
Price,       shares of Common Stock per PICS, (b) if the Exchange Price is less than or equal to the Threshold Appreciation Price but is greater than the Initial Price, (i) a fraction equal to the Initial Price divided by the Exchange Price of (ii) one share of Common Stock per PICS and (c) if the Exchange Price is less than or equal to the Initial Price, one share of Common Stock per PICS. Accordingly, the value of the Common Stock to be received by Holders of the PICS (or, as discussed below, the cash equivalent to be received in lieu of such Common Stock) at the Exchange Date will not necessarily equal the Initial Price of the PICS. The numbers of shares of Common Stock per PICS specified in clauses
(a), (b) (ii) and (c) of the Exchange Rate are hereinafter referred to as the "Share Components." Any shares of Common Stock delivered by the Trust to the Holders of the PICS that are not affiliated with the Company will be free of any transfer restrictions and the Holders of the PICS will be responsible for the payment of any and all brokerage costs upon the subsequent sale of such shares. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of PICS will receive cash in lieu thereof. See "--Delivery of Common Stock and Reported Securities; No Fractional Shares of Common Stock or Reported Securities" below. Notwithstanding the foregoing, (i) in the case of certain dilution events, the Exchange Rate will be subject to adjustment and
(ii) in the case of certain adjustment events, the consideration received by Holders at the Exchange Date will be cash or

Reported Securities (as defined herein) or a combination thereof, rather than (or in addition to) shares of Common Stock. See "--The Contracts--Dilution Adjustments; Adjustment Events" below.

    The Trust has adopted a fundamental policy to invest at least 65% of its
portfolio in the Contracts. The Contracts will comprise approximately    % of
the Trust's initial assets. The Trust has also adopted a fundamental policy that the Contracts may not be disposed of during the term of the Trust and that the Treasury Securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust except for the partial liquidation of Treasury Securities following acceleration of any Contract as described below under "--The Treasury Securities." The foregoing fundamental policies of the Trust may not be changed without the vote of a majority in interest of the Holders. A "majority in interest of the Holders" means the lesser of (i) 67% of the PICS represented at a meeting at which more than 50% of the outstanding PICS are represented and (ii) more than 50% of the outstanding PICS.

    The "Exchange Price" means the average Closing Price per share of Common Stock on the 20 Trading Days immediately prior to (but not including) the Exchange Date; provided, however, that if there are not 20 Trading Days for the Common Stock occurring later than the 60th calendar day immediately prior to, but not including, the Exchange Date, the Exchange Price shall be defined as the market value per share of the Common Stock as of the Exchange Date as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator. The "Closing Price" of any security on any date of determination means (i) the closing sale price (or, if no closing price is reported, the last reported sale price) of such security (regular way) on the NYSE on such date, (ii) if such security is not listed for trading on the NYSE on any such date, as reported in the composite transactions for the principal United States securities exchange on which such security is so listed, (iii) if such security is not so listed on a United States national or regional securities exchange, as reported by The Nasdaq Stock Market, (iv) if such security is not so reported, the last quoted bid price for such security in the over-the-counter market as reported by the National Quotation Bureau or similar organization or (v) if such security is not so quoted, the average of the mid-point of the last bid and ask prices for such security from at least three nationally recognized investment banking firms selected by the Administrator for such purpose. A "Trading Day" is defined as a day on which the security the Closing Price of which is being determined (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of such security.

    For illustrative purposes only, the following chart shows the number of shares of Common Stock or the amount of cash that a Holder would receive for each PICS at various Exchange Prices. The chart assumes that there would be no adjustments to the Exchange Rate by reason of the occurrence of any of the events described under "--The Contracts--Dilution Adjustments; Adjustment Events" below, that no Contracts will be accelerated and that either no Sellers exercise the Cash Delivery Option or all Sellers do. There can be no assurance that the Exchange Price will be within the range set forth below. Given the
Initial Price of $         per PICS and the Threshold Appreciation Price of
$         , a Holder would receive at the Exchange Date the following number of shares of Common Stock or amount of cash (if all Sellers exercise the Cash Delivery Option) per PICS:

           EXCHANGE PRICE                       NUMBER OF SHARES
          OF COMMON STOCK                       OF COMMON STOCK                        AMOUNT OF CASH
------------------------------------  ------------------------------------  ------------------------------------

    As the foregoing chart illustrates, if at the Exchange Date, the Exchange
Price is greater than $         , the Trust will be obligated to deliver
      shares of Common Stock per PICS, resulting in the PICS Holder receiving
only       percent of the appreciation in market value above $         . If at
the Exchange Date, the Exchange Price is greater than $         and less than or
equal to $         ,
the Trust will be obligated to deliver only a fraction of a share of Common
Stock having a value at the Exchange Price equal to $         , resulting in the
PICS Holder receiving none of the appreciation in market value. If at the
Exchange Date, the Exchange Price is less than or equal to $         , the Trust
will be obligated to deliver one share of Common Stock per PICS, regardless of the market price of such share, resulting in the PICS Holder realizing the entire loss on the decline in market value of the Common Stock.

    The following table sets forth information regarding the distributions to be received on the Treasury Securities held by the Trust, the portion of each year's distributions that will constitute a return of capital for U.S. federal income tax purposes and the amount of original issue discount accruing on the Treasury Securities with respect to a Holder who acquires its PICS at the issue price from the Underwriter in the original offering. See "Certain United States Federal Income Tax Considerations."

                                                                                                  ANNUAL GROSS
                                                                               ANNUAL GROSS       DISTRIBUTIONS
                                                                               DISTRIBUTIONS          FROM
                                                                                   FROM             TREASURY
                                                                                 TREASURY          SECURITIES
YEAR                                                                            SECURITIES          PER PICS
---------------------------------------------------------------------------  -----------------  -----------------
1998.......................................................................     $                  $
1999.......................................................................
2000.......................................................................
2001.......................................................................

                                                                                                  ANNUAL GROSS
                                                                                                  INCLUSION OF
                                                                                                    ORIGINAL
                                                                             ANNUAL RETURN OF   ISSUE DISCOUNT IN
YEAR                                                                         CAPITAL PER PICS    INCOME PER PICS
---------------------------------------------------------------------------  ----------------  -------------------
1998.......................................................................     $                  $
1999.......................................................................
2000.......................................................................
2001.......................................................................

    The annual distribution of $         per PICS is payable quarterly on each
      ,       ,       and       (or, if any such date is not a Business Day, on
the next succeeding Business Day), commencing       , 1998. Quarterly
distributions on the PICS will consist solely of the cash received from the Treasury Securities. The Trust will not be entitled to any dividends that may be declared on the Common Stock.

    ENHANCED YIELD; LESS POTENTIAL FOR EQUITY APPRECIATION THAN COMMON STOCK; NO DEPRECIATION PROTECTION

    The yield on the PICS is higher than the current dividend yield on the Common Stock. However, there is no assurance that the yield on the PICS will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the PICS is less than the opportunity for equity appreciation afforded by a direct investment in the Common Stock because the Amount Receivable at the Exchange Date will generally exceed the Initial Price only if the Exchange Price exceeds the Threshold Appreciation Price (which represents an appreciation of
   % over the Initial Price) and because Holders will be entitled to receive at
the Exchange Date only    % (the percentage equal to the Initial Price divided
by the Threshold Appreciation Price) of any appreciation of the value of the Common Stock in excess of the Threshold Appreciation Price. Moreover, Holders of PICS will realize the entire decline in value if the Exchange Price on the Exchange Date is less than the Initial Price. Additionally, because the Exchange Price is generally determined based on a 20-Trading Day average, the value of a share of Common Stock distributed on the Exchange Date may be more or less than the Exchange Price used to determine the Amount Receivable at the Exchange Date.

THE COMPANY

    {description of the Company}

    Holders will not be entitled to rights with respect to the Common Stock (including, without limitation, voting rights and rights to receive dividends or other distributions in respect thereof) unless and until such time, if any, as the Sellers deliver shares of Common Stock to the Trust pursuant to the Contracts and the Trust has distributed such shares to the Holders.

    Attached hereto is a prospectus of the Company which describes the Company and the Common Stock that may be delivered to the Trust by the Sellers, and by the Trust to the Holders, at the Exchange Date or upon earlier acceleration of a Contract.

    The shares of Common Stock are traded on the {NYSE}. The following table sets forth, for the indicated periods, the reported high and low sales prices of the shares of Common Stock on the {NYSE Composite Tape} and the cash dividends per share of Common Stock.

                                                                             PRICE RANGE
                                                                        ----------------------
                                                                           HIGH        LOW      DIVIDEND PER SHARE
                                                                        ----------  ----------  ------------------
1995                                                                    $           $              $
  1st Quarter.........................................................
  2nd Quarter.........................................................
  3rd Quarter.........................................................
  4th Quarter.........................................................

1996
  1st Quarter.........................................................
  2nd Quarter.........................................................
  3rd Quarter.........................................................
  4th Quarter.........................................................

1997
  1st Quarter.........................................................
  2nd Quarter.........................................................
  3rd Quarter.........................................................
  4th Quarter.........................................................

    The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the PICS and will have no obligations with respect to the PICS or the Contracts. This Prospectus relates only to the PICS offered hereby and does not relate to the Company or the Common Stock. The Company has
filed a registration statement on Form       with the Commission with respect to
the shares of Common Stock that may be delivered to the Trust by the Sellers, and by the Trust to the Holders of PICS, at the Exchange Date or upon earlier acceleration of a Contract. The prospectus of the Company constituting a part of such registration statement includes information relating to the Company and Common Stock, including certain risk factors relevant to an investment in Common Stock. THE PROSPECTUS OF THE COMPANY IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF PICS TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF THE COMPANY DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

THE CONTRACTS

    GENERAL

    The Trust will enter into one or more Contracts with the Sellers obligating each Seller, severally and not jointly, at the Exchange Date to deliver to the Trust a number of shares of Common Stock equal to the initial number of shares of Common Stock subject to such Seller's Contract multiplied by the Exchange Rate. The Exchange Rate is equal to, subject to adjustment as described in "--Dilution Adjustments; Adjustment Events" below, (i) if the Exchange Price per
share of Common Stock is greater than the Threshold Appreciation Price,       ,
(ii) if the Exchange Price per share of Common Stock is less than or equal to the Threshold Appreciation Price but greater than the Initial Price, the Initial Price divided by the Exchange Price and (iii) if the Exchange Price per share of Common Stock is less than or equal to the Initial Price, one. The purchase price
under the Contracts is equal to $         per share of Common Stock and
$         in the aggregate and is payable to the Sellers by the Trust on the closing of this offering. The purchase price of the Contracts was arrived at by arm's length negotiations between the Trust and the Sellers taking into consideration factors including the price, expected dividend level and volatility of the Common Stock, current interest rates, the term of the Contracts, current market volatility generally, the collateral security pledged by the Sellers, the value of other similar instruments and the costs and anticipated proceeds of the offering of the PICS. All matters relating to the administration of the Contracts will be the responsibility of either the Trust's Administrator or Custodian.

    Although it is the Sellers' current intention to deliver shares of Common Stock at the Exchange Date, each Seller may, at its option, deliver cash in lieu of delivering all, but not less than all, of the shares of Common Stock otherwise deliverable by it on the Exchange Date (the "Cash Delivery Option"), except where such delivery would violate applicable state law. The amount of cash deliverable by a Seller upon the exercise of the Cash Delivery Option will be equal to the product of the number of shares of Common Stock otherwise deliverable by such Seller on the Exchange Date multiplied by the Exchange Price. On or prior to the 25th Business Day prior to the Exchange Date, each of the Sellers will be obligated to notify the Trust concerning its exercise of the Cash Delivery Option, and the Trust in turn will notify The Depository Trust Company and publish a notice in a daily newspaper of national circulation stating whether the Holders of PICS will receive shares of Common Stock, cash or a combination thereof and, if a combination of Common Stock and cash, the relative proportion of each.

    DILUTION ADJUSTMENTS; ADJUSTMENT EVENTS

    The Exchange Rate is subject to adjustment if the Company shall (i) pay a stock dividend or make a distribution, in either case, with respect to Common Stock in shares of such stock, (ii) subdivide or split its outstanding shares of Common Stock, (iii) combine its outstanding shares of Common Stock into a smaller number of shares, (iv) issue by reclassification (other than a reclassification pursuant to clause (ii), (iii), (iv) or (v) of the definition of Adjustment Event below) of its shares of Common Stock any other shares of common stock of the Company or (v) issue rights or warrants (other than rights to purchase Common Stock pursuant to a plan for the reinvestment of dividends or interest) to all holders of Common Stock entitling them to subscribe for or purchase shares of Common Stock at a price per share less than the Market Price (as defined below) of the Common Stock on the Business Day next following the record date for the determination of holders of Common Stock entitled to receive such rights or warrants.

    In the case of the events referred to in clauses (i), (ii), (iii) and (iv) above, the Exchange Rate shall be adjusted by adjusting each of the Share Components of the Exchange Rate in effect immediately prior to such event so that the Trust will be entitled to receive at the Exchange Date, with respect to each Contract, the number of shares of Common Stock (or, in the case of a reclassification referred to in clause (iv) above, the number of shares of other shares of common stock of the Company issued pursuant thereto) which it would have owned or been entitled to receive immediately following such event had the Exchange Date occurred immediately prior to such event or any record date with respect thereto. In the case of the event referred to in clause (v) above, the Exchange Rate shall be adjusted by multiplying each of the Share Components of the Exchange Rate in effect on the record date for the issuance of the rights or warrants referred to in clause (v) above, by a fraction, of which the numerator shall be (A) the number of shares of Common Stock outstanding on the record date for the issuance of such rights or warrants plus (B) the number of additional shares of Common Stock offered for subscription or purchase pursuant to such rights or warrants, and of which the denominator shall be (x) the number of shares of Common Stock outstanding on the record date for the issuance of such rights or warrants plus (y) the number specified in clause (B) above multiplied by the quotient of the exercise price of such rights or warrants divided by the Market Price of the Common Stock on the Business Day next following the record date for the determination of holders of Common Stock entitled to receive such rights or warrants. To the extent that such rights or warrants expire prior to the Exchange Date of the PICS and shares of Common Stock are not delivered pursuant to such rights or warrants prior to such expiration, the Exchange Rate shall be readjusted to the Exchange Rate which would then be in effect had such adjustments for the issuance of such rights or warrants been made upon the basis of delivery of only the number of shares of Common Stock actually delivered pursuant to such rights or warrants. For purposes of this paragraph, dividends will be deemed to be paid as of the record date for such dividend.

    "Market Price" means, as of any date of determination, the average Closing Price per share of Common Stock on the 20 Trading Days immediately prior to (but not including) the date of determination; provided, however, that if there are not 20 Trading Days for the Common Stock occurring later than the 60th calendar day immediately prior to, but not including, such date, the Market Price shall be determined as the market value per share of Common Stock as of such date as determined by a nationally recognized investment banking firm retained for such purpose by the Administrator.

    All adjustments to the Exchange Rate will be calculated to the nearest 1/10,000th of a share of Common Stock (or, if there is not a nearest 1/10,000th of a share, to the next higher 1/10,000th of a share). No adjustment in the Exchange Rate shall be required unless such adjustment would require an increase or decrease of at least one percent therein; provided, however, that any adjustments which by reason of the foregoing are not required to be made shall be carried forward and taken into account in any subsequent adjustment.

    If an adjustment is made to the Exchange Rate pursuant to clauses (i), (ii),
(iii), (iv) or (v) above, an adjustment will also be made to the Exchange Price as such term is used to determine which of the clauses (a), (b) or (c) of the Exchange Rate definition will apply at maturity and for purposes of calculating the fraction in subclause (b)(i) of the definition of Exchange Rate. The required adjustment to the Exchange Price shall be made at the Exchange Date by multiplying the Exchange Price by the cumulative number or fraction determined pursuant to the Exchange Rate adjustment procedure described above. In the case of the reclassification of any shares of Common Stock into any shares of common stock of the Company other than the Common Stock, such common stock shall be deemed shares of Common Stock for all purposes. Each such adjustment to the Exchange Rate and the Exchange Price shall be made successively.

    In the event of (i) any dividend or distribution by the Company to all holders of Common Stock of evidences of its indebtedness or other assets (excluding (1) any dividends or distributions referred to in clause (i) of the first paragraph under the caption "--Dilution Adjustments; Adjustment Events,"
(2) any common stock issued pursuant to a reclassification referred to in clause
(iv) of such paragraph and (3) any Ordinary Cash Dividends (as defined below)) or any issuance by the Company to all holders of Common Stock of rights or warrants to subscribe for or purchase any of its securities (other than rights or warrants referred to in clause (v) of the first paragraph under the caption "--Dilution Adjustments; Adjustment Events"), (ii) any consolidation or merger of the Company with or into another entity (other than a merger or consolidation in which the Company is the continuing corporation and in which the Common Stock outstanding immediately prior to the merger or consolidation is not exchanged for cash, securities or other property of the Company or another corporation),
(iii) any sale, transfer, lease or conveyance to another corporation of the property of the Company as an entirety or substantially as an entirety, (iv) any statutory exchange of securities of the Company with another corporation (other than in connection with a merger or acquisition) or (v) any liquidation, dissolution or winding up of the Company (any such event, an "Adjustment Event"), each Seller will be obligated to deliver at the Exchange Date, in lieu of or (in the case of an Adjustment Event described in clause (i) above) in addition to, shares of Common Stock as described above, cash in an amount equal to (A) if the Exchange
Price is greater than the Threshold Appreciation Price, 0.      multiplied by
the Transaction Value (as defined below), (B) if the Exchange Price is less than or equal to the Threshold Appreciation Price but is greater than the Initial Price, the product of (x) the Initial Price divided by the Exchange Price multiplied by (y) the Transaction Value and (C) if the Exchange Price is less than or equal to the Initial Price, the Transaction Value. Following an Adjustment Event, the Exchange Price, as such term is used in this paragraph and throughout the definition of Exchange Rate, shall be deemed to equal (A) if shares of Common Stock are outstanding at the Exchange Date, the Exchange Price of the Common Stock, as adjusted pursuant to the method set forth in the preceding paragraph, otherwise zero, plus (B) the Transaction Value.

    Notwithstanding the foregoing, with respect to any securities received in an Adjustment Event that (A) are (i) listed on a United States national securities exchange, (ii) reported on a United States national securities system subject to last sale reporting, (iii) traded in the over-the-counter market and reported on the National Quotation Bureau or similar organization or (iv) for which bid and ask prices are available from at least three nationally recognized investment banking firms and (B) are either (x) perpetual equity securities or (y) non-perpetual equity or debt securities with a stated maturity after the Exchange Date of the PICS ("Reported Securities"), each Seller is obligated, in lieu of delivering cash in respect of such Reported Securities received in an Adjustment Event, to deliver a number of such Reported Securities with a value equal to all cash amounts that would otherwise be deliverable in respect of Reported Securities received in such Adjustment Event, as determined in accordance with clause (ii) of the definition of Transaction Value, unless such Seller has made an election to exercise the Cash Delivery Option or such Reported Securities have not yet been delivered to the holders entitled thereto following such Adjustment Event or any record date with respect thereto. If a Seller delivers any Reported Securities, upon distribution thereof by the Trust to Holders of PICS, each Holder of a PICS will be responsible for the payment of any and all brokerage and other transaction costs upon the sale of such Reported Securities. If, following any Adjustment Event, any Reported Security ceases to qualify as a Reported Security, then (x) the Sellers shall not deliver such Reported Security but instead shall deliver an equivalent amount of cash and (y) notwithstanding clause (ii) of the definition of Transaction Value, the Transaction Value of such Reported Security shall mean the fair market value of such Reported Security on the date such security ceases to qualify as a Reported Security, as determined by a nationally recognized investment banking firm retained for this purpose by the Administrator.

    Because each PICS represents the Holder's right to receive a pro rata portion of the Common Stock or other assets delivered by the Sellers pursuant to the Contracts, the amount of cash and/or the kind and number of securities which the Holders of PICS are entitled to receive after an Adjustment Event shall be subject to adjustment following the date of such Adjustment Event in the same manner and upon the occurrence of the same type of events as described under this caption "--Dilution Adjustments; Adjustment Events" with respect to Common Stock and the Company.

    For purposes of the foregoing, the term "Ordinary Cash Dividend" means, with respect to any consecutive 365-day period, any dividend with respect to Common Stock paid in cash to the extent that the amount of such dividend, together with the aggregate amount of all other dividends on the Common Stock paid in cash
during such 365-day period, does not exceed on a per share basis    % of the
average of the Closing Prices of the Common Stock over such 365-day period.

    The term "Transaction Value" means (i) for any cash received in any Adjustment Event, the amount of cash received per share of Common Stock, (ii) for any Reported Securities received in any Adjustment Event, an amount equal to
(x) the average Closing Price per security of such Reported Securities on the 20 Trading Days immediately prior to (but not including) the Exchange Date multiplied by (y) the number of such Reported Securities (as adjusted pursuant to the second preceding paragraph) received per share of Common Stock and (iii) for any property received in any Adjustment Event other than cash or such Reported Securities, an amount equal to the fair market value of the property received per share of Common Stock on the date such property is received, as determined by a nationally recognized investment banking firm retained for this purpose by the Administrator; provided, however, that in the case of clause (ii), (x) with respect to securities that are Reported Securities by virtue of only clause (iv) of the definition of Reported Securities above, Transaction Value with respect to any such Reported Security means the average of the mid-point of the last bid and ask prices for such Reported Security as of the Exchange Date from each of at least three nationally recognized investment banking firms retained for such purpose by the Administrator multiplied by the number of such Reported Securities (as adjusted pursuant to the method set forth in the third preceding paragraph) received per share of Common Stock and (y) with respect to all other Reported Securities, if there are not 20 Trading Days for any particular Reported Security occurring after the 60th calendar day immediately prior to, but not including, the Exchange Date, Transaction Value with respect to such Reported Security means the market value per security of such Reported Security as of the Exchange Date as determined by a nationally recognized investment banking firm retained for such purpose by the Administrator multiplied by the number of such Reported Securities (as adjusted pursuant to the method set forth in the third preceding paragraph) received per share of Common Stock. For purposes of calculating the Transaction Value, any cash, Reported Securities or other property receivable in an Adjustment Event shall be deemed to have been received immediately prior to the close of business on the record date for such Adjustment Event or, if there is no record date for such Adjustment Event, immediately prior to the close of business on the effective date of such Adjustment Event.

    No adjustments will be made for certain other events, such as offerings of Common Stock by the Company for cash or in connection with acquisitions. Likewise, no adjustments will be made for any sales of Common Stock by the Sellers.

    Each Seller is required under its Contract to notify the Trust promptly upon becoming aware that an event that requires an adjustment to the Exchange Rate or an Adjustment Event is pending or has occurred. The Trust is required, within ten Business Days following the occurrence of an event that requires an adjustment to the Exchange Rate or the occurrence of an Adjustment Event (or, in either case, if the Trust is not aware of such occurrence, as soon as practicable after becoming so aware), to provide written notice to each Holder of PICS of the occurrence of such event including a statement in reasonable detail setting forth the method by which the adjustment to the Exchange Rate or change in the consideration to be received by Holders of PICS following the Adjustment Event was determined and setting forth the revised Exchange Rate or consideration, as the case may be; provided, however, that in respect of any adjustment to the Exchange Price, such notice will only disclose the factor by which the Exchange Price is to be multiplied in order to determine which clause of the Exchange Rate definition will apply at the Exchange Date.

    COLLATERAL REQUIREMENTS OF THE CONTRACTS; ACCELERATION

    Each Seller's obligations under its Contract will be secured by a security interest in one share of Common Stock for each share of Common Stock subject to such Contract (subject to adjustment in accordance with the dilution provisions of such Contract), pursuant to a collateral agreement (each, a "Collateral
Agreement") among such Seller, the Trust and       , as collateral agent (the
"Collateral Agent"). Unless a Seller is in default in its obligations under the Collateral Agreement, the Seller will be permitted to substitute for the pledged shares of Common Stock collateral consisting of short-term, direct obligations of the U.S. Government. Any U.S. Government obligations pledged as substitute collateral for shares of Common Stock will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of not less than 150% (or, from and after any Insufficiency Determination that shall not be cured by the close of business on the next Business Day thereafter, as described below, 200%) of the product of the market price of the Common Stock at the time of each valuation times the number of shares of Common Stock for which such obligations are being substituted. Each Collateral Agreement will provide that, in the event of an Adjustment Event, the relevant Seller will pledge as alternative collateral any Reported Securities, plus cash in an amount at least equal to the Transaction Value of any consideration other than Reported Securities, received by it in respect of the maximum number of shares of Common Stock subject to such Seller's Contract at the time of the Adjustment Event. The number of Reported Securities required to be pledged shall be subject to adjustment if any event requiring a dilution adjustment under the Contracts shall occur. Each Seller will be permitted to substitute U.S. Government obligations for Reported Securities or cash pledged after any Adjustment Event. Any U.S. Government obligations so substituted will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of:
(A) in the case of obligations substituted for pledged Reported Securities, not less than 150% (or, from and after any Insufficiency Determination that shall not be cured by the close of business on the next Business Day thereafter, as described below, 200%) of the product of the market price per security of Reported Securities at the time of each valuation times the number of Reported Securities for which such obligations are being substituted; and (B) in the case of obligations substituted for pledged cash, not less than 105% of the amount of cash for which such obligations are being substituted. The Collateral Agent will promptly pay over to each Seller any dividends, interest, principal or other payments received by the Collateral Agent in respect of any collateral, including any substitute collateral, unless the relevant Seller is in default of its obligations under its Collateral Agreement, or unless the payment of such amount to the relevant Seller would cause the collateral to become insufficient under the Collateral Agreement.

    If the Collateral Agent shall determine (an "Insufficiency Determination") that U.S. Government obligations pledged by any Seller as substitute collateral fail to meet the foregoing requirements at any valuation, or that such Seller has failed to pledge additional collateral required as a result of a dilution adjustment increasing the maximum number of shares of Common Stock or Reported Securities subject to such Contract, and such failure shall not be cured by the close of business on the next Business Day after such Seller has been notified in writing of such determination, then, unless a Collateral Event of Default (as defined below) under such Collateral Agreement shall have occurred and be continuing, the Collateral Agent shall commence (i) sales of the collateral consisting of U.S. Government obligations and (ii) purchases, using the proceeds of such sales, of shares of Common Stock or Reported Securities, in an amount sufficient to cause the collateral to meet the requirements under such Collateral Agreement. The Collateral Agent shall discontinue such sales and purchases if at any time the Collateral Event of Default under such Collateral Agreement shall have occurred and be continuing.

    The occurrence of a Collateral Event of Default (as defined below) under any Collateral Agreement, or the bankruptcy or insolvency of any Seller, will cause an automatic acceleration of such Seller's obligations under its Contract. A "Collateral Event of Default" under any Collateral Agreement shall mean, at any time, (A) if no U.S. Government obligations shall be pledged as substitute collateral at such time, failure of the collateral to consist of at least the maximum number of shares of Common Stock subject to the relevant Seller's Contract at such time (or, if an Adjustment Event shall have occurred at or prior to such time, failure of the collateral to include the amount of cash and the maximum number of any Reported Securities required to be pledged as described above); (B) if any U.S. Government obligations shall be pledged as substitute collateral for shares of Common Stock (or Reported Securities) at such time, failure of such U.S. Government obligations to have a market value at such time of at least 105% of the market price of the Common Stock (or the then-current market price per security of Reported Securities, as the case may
be) times the difference between (x) the maximum number of shares of Common Stock (or Reported Securities) subject to the relevant Seller's Contract at such time and (y) the number of shares of Common Stock (or Reported Securities) pledged as collateral at such time; and (C) if any U.S. Government obligations shall be pledged as substitute collateral for any cash at such time, failure of such U.S. Government obligations to have a market value at such time of at least 105% of such cash, if such failure shall not be cured within one Business Day after notice thereof is delivered to the relevant Seller.

    Except as described below, upon acceleration of any Seller's Contract, the Collateral Agent will to the extent permitted by law distribute to the Trust for distribution pro rata to the Holders, with respect to such Seller's Contract, the maximum number of shares of Common Stock subject to such Contract, in the form of the shares of Common Stock then pledged by that Seller, or cash generated from the liquidation of U.S. Government obligations then pledged by that Seller, or a combination thereof (or, after an Adjustment Event, in the form of Reported Securities then pledged, cash then pledged, cash generated from the liquidation of U.S. Government obligations then pledged, or a combination thereof). In addition, in the event that by the Exchange Date any substitute collateral has not been replaced by shares of Common Stock (or, after an Adjustment Event, cash or Reported Securities) sufficient to meet the obligations under any Contract, the Collateral Agent will distribute to the Trust for distribution pro rata to the Holders, with respect to such Contract, the market value of the shares of Common Stock required to be delivered thereunder, in the form of any shares of Common Stock then pledged by the relevant Seller plus cash generated from the liquidation of U.S. Government obligations then pledged by such Seller (or, after an Adjustment Event, the market value of the alternative consideration required to be delivered thereunder, in the form of any Reported Securities then pledged, plus any cash then pledged, plus cash generated from the liquidation of U.S. Government obligations then pledged).

    If upon acceleration of a Seller's Contract, such Seller is the subject of a proceeding under the U.S. Bankruptcy Code or similar proceeding, the Collateral Agent will, to the extent permitted by law, distribute to the Trust for distribution pro rata to the Holders, with respect to such Seller's Contract, a number of shares of Common Stock, in the form of the shares of Common Stock then pledged by that Seller, or cash generated from the liquidation of U.S. Government obligations then pledged by that Seller, or a combination thereof (or, after an Adjustment Event, in the form of Reported Securities then pledged, cash then pledged, cash generated from the liquidation of U.S. Government obligations then pledged, or a combination thereof), with an aggregate value equal to such Seller's "Acceleration Value." The Acceleration Value will be determined by the Administrator on the basis of quotations from independent dealers. Each quotation will be for an amount that would be paid to the relevant dealer in consideration of an agreement that would have the effect of preserving the Trust's rights to receive the number of shares of Common Stock (or, after an Adjustment Event, Reported Securities, cash or a combination thereof) subject to such Seller's Contract on the Exchange Date. The Administrator will request quotations from four nationally recognized independent dealers on or as soon as reasonably practicable following the date of acceleration. If four quotations are provided, the Acceleration Value will be the arithmetic mean of the two quotations remaining after disregarding the highest and lowest quotations. If two or three quotations are provided, the Acceleration Value will be the arithmetic mean of such quotations. If one quotation is provided, the Acceleration Value will be such quotation. If no quotations are provided, the Acceleration Value will be the aggregate value of the number of shares of Common Stock (or, after an Adjustment Event, Reported Securities, cash or a combination thereof) that would be required to be delivered under such Seller's Contract on the date of acceleration if the Exchange Date were redefined to be the date of acceleration.

    DESCRIPTION OF SELLERS

    The Sellers may be institutional investors or individuals or trusts, foundations or other entities through which such individuals hold their shares of Common Stock. A brief description of the Sellers will be added by amendment. Specific information on the holdings of the Sellers, as required by the Securities Act of 1933, as amended (the "Securities Act"), will be included in the prospectus of the Company attached hereto.

THE TREASURY SECURITIES

    The Trust will purchase and hold a series of zero-coupon ("stripped") U.S. Treasury securities with such face amounts and maturities as will provide
Holders with a quarterly distribution of $         per

PICS on each Distribution Date during the term of the Trust. Up to    % of the
Trust's total assets may be invested in these Treasury Securities. If any Contract is accelerated, a proportionate amount of the Treasury Securities of each maturity then held in the Trust will be liquidated by the Administrator and the proceeds thereof distributed pro rata to the Holders, together with proceeds from the acceleration of such Contract. See "--The Contracts--Collateral Requirements of the Contracts; Acceleration" above and "-- Trust Termination" below.

TEMPORARY INVESTMENTS

    For cash management purposes, the Trust may invest the proceeds of the Treasury Securities held by the Trust and any other cash held by the Trust in short-term obligations of the U.S. Government maturing no later than the Business Day preceding the next following Distribution Date.

TRUST TERMINATION

    The Trust will terminate automatically on or shortly after the Exchange Date or following the distribution of all Trust assets to the Holders, if earlier.

    In the event that all of the Contracts remaining in effect at any time are accelerated, then any Treasury Securities then held by the Trust will be liquidated by the Administrator and the proceeds thereof distributed pro rata to the Holders, together with all shares of Common Stock subject to each Seller's Contract that are pledged by each Seller, or cash generated from the liquidation of U.S. Government obligations then pledged by each Seller, or a combination thereof (or, after an Adjustment Event, in the form of Reported Securities then pledged, cash then pledged, cash generated from the liquidation of U.S. Government obligations then pledged, or a combination thereof) or in certain cases, the Acceleration Value of a Seller's Contract, and the term of the Trust will expire. See "--The Contracts--Collateral Requirements of the Contracts; Acceleration" above.

DELIVERY OF COMMON STOCK AND REPORTED SECURITIES; NO FRACTIONAL SHARES OF COMMON
  STOCK OR REPORTED SECURITIES

    Common Stock and Reported Securities delivered under the Contracts at the Exchange Date are expected to be distributed by the Trust to the Holders pro rata shortly after the Exchange Date, except that no fractional shares of Common Stock or Reported Securities will be distributed. If more than one PICS shall be surrendered at one time by the same Holder, the number of full shares of Common Stock or Reported Securities which shall be delivered upon termination of the Trust, in whole or in part, as the case may be, shall be computed on the basis of the aggregate number of PICS so surrendered at the Exchange Date. In lieu of delivering any fractional share or security, the Trust will sell a number of shares or securities equal to the total of all fractional shares or securities that would otherwise be delivered to Holders of all PICS, and each such Holder will be entitled to receive an amount in cash equal to the pro rata portion of the proceeds of such sale (which may be at a price lower than the Exchange Price).

                            INVESTMENT RESTRICTIONS

    The Trust has adopted a fundamental policy that the Trust may not purchase any securities or instruments other than the Treasury Securities, the Contracts and the Common Stock or other assets received pursuant to the Contracts and, for cash management purposes, short-term obligations of the U.S. Government; issue any securities or instruments except for the PICS; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; or make loans. The Trust has also adopted a fundamental policy that the Contracts may not be disposed of during the term of the Trust and that (except for a partial liquidation of Treasury Securities following acceleration of any Contract as described above under "Investment Objectives and Policies--The Treasury Securities") the Treasury Securities may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust.

                         RISK FACTORS RELATING TO PICS

INTERNAL MANAGEMENT; NO PORTFOLIO MANAGEMENT

    The Trust will be internally managed by its Trustees and will not have any separate investment adviser. It is a fundamental policy of the Trust that the Contracts may not be disposed of during the term of the Trust and that the Treasury Securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust, except for a partial liquidation of Treasury Securities following acceleration of any Contract. As a result, the Trust will continue to hold the Contracts despite any significant decline in the market price of the Common Stock or adverse changes in the financial condition of the Company (or, after an Adjustment Event, comparable developments affecting any Reported Securities or the issuer thereof). The Trust will not be managed like a typical closed-end investment company.

FIXED YIELD

    The yield on the PICS is higher than the current dividend yield on the Common Stock. However, there is no assurance that the yield on the PICS will be higher than the dividend yield on the Common Stock over the term of the Trust.

AMOUNT RECEIVABLE AT THE EXCHANGE DATE BASED ON COMMON STOCK PRICE

    The Amount Receivable at the Exchange Date is not fixed, but is based on the market price of the Common Stock as reflected in the Exchange Rate. There can be no assurance that the Amount Receivable at the Exchange Date will be equal to or greater than the Initial Price of the PICS. If the Exchange Price is less than the Initial Price, the Amount Receivable at the Exchange Date will generally be less than the amount paid for the PICS, in which case an investment in PICS will result in a loss and, if the Company became insolvent or bankrupt, could result in a total loss. Holders of the PICS, therefore, bear the full risk of a decline in the value of the Common Stock prior to the Exchange Date.

OPPORTUNITY FOR EQUITY APPRECIATION LESS THAN COMMON STOCK

    The opportunity for equity appreciation afforded by an investment in the PICS is less than the opportunity for equity appreciation afforded by a direct investment in the Common Stock because the Amount Receivable at the Exchange Date will generally exceed the Initial Price only if the Exchange Price exceeds
the Threshold Appreciation Price (which represents an appreciation of    % over
the Initial Price) and because Holders will be entitled to receive at the
Exchange Date only    % of any appreciation of the value of the Common Stock in
excess of the Threshold Appreciation Price. See "Investment Objectives and Policies--Trust Assets" for an illustration of the Amount Receivable at the Exchange Date that a PICS Holder would receive at various Exchange Prices. Because the market price of the Common Stock is subject to market fluctuations, the Amount Receivable at the Exchange Date may be more or less than the Initial Price of the PICS. Additionally, because the Exchange Price is generally determined based on a 20-Trading Day average, the value of a share of Common Stock distributed on the Exchange Date may be less than the Exchange Price used to determine the Amount Receivable at the Exchange Date.

UNPREDICTABILITY OF MARKET PRICE FOR COMMON STOCK

    The market price of the PICS at any time will be affected primarily by changes in the price of the Common Stock. It is impossible to predict whether the price of the Common Stock will rise or fall. Trading prices of the Common Stock will be influenced by the Company's financial condition, results of operations and prospects and by complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchange on which the Common Stock is traded and the market segment of which the Company is a part. See the prospectus relating to the Company and to the Common Stock attached hereto. Any market that develops for the PICS is likely to influence and be influenced by the market for Common Stock. For example, the price of the Common Stock could become more volatile and could be depressed by investors' anticipation of the potential distribution into the market of substantial additional amounts of Common Stock at the termination of the Trust, by possible sales of the Common Stock by investors who view the PICS as a more attractive means of equity participation in the Company and by hedging or arbitrage trading activity that may develop involving the PICS and the Common Stock. Trading prices of the Common Stock also may be influenced if any of the Sellers or another principal shareholder of the Company hereafter issues securities with terms similar to those of the PICS or otherwise transfers shares of the Common
Stock. As of the date hereof, the Sellers held an aggregate of       shares of
Common Stock,       shares of which (      shares if the Underwriter's over
allotment option is exercised in full) the Sellers may deliver to the Trust at the Exchange Date.

POTENTIAL DILUTION OF COMMON STOCK

    The number of shares of Common Stock that Holders are entitled to receive at the termination of the Trust is subject to adjustment for certain events arising from stock splits and combinations, stock dividends, certain other actions of the Company that modify its capital structure and certain other transactions involving the Company. See "Investment Objectives and Policies--The Contracts--Dilution Adjustments; Adjustment Events." Such number of shares to be received by Holders will not be adjusted for other events, such as offerings of Common Stock for cash or in connection with acquisitions, that may adversely affect the price of the Common Stock. Because of the relationship of the number of shares of Common Stock to be received pursuant to the Contracts to the price of the Common Stock, such other events may adversely affect the trading price of the PICS. There can be no assurance that the Company will not make offerings of Common Stock or as to the amount of such offerings, if any, nor that the Company will not take such other action in the future.

NO RIGHTS AS STOCKHOLDERS OF THE COMPANY

    Holders of the PICS will not be entitled to any rights with respect to the Common Stock (including, without limitation, voting rights (including voting rights in respect of Company transactions, such as an acquisition of the Company), rights to respond to tender offers and rights to receive any dividends or other distributions in respect thereof) unless and until such time, if any, as the Sellers deliver shares of Common Stock to the Trust pursuant to the Contracts and the Trust has distributed such shares to the Holders.

NO OBLIGATIONS ON THE PART OF THE COMPANY WITH RESPECT TO THE PICS OR THE
  CONTRACTS

    The Company has no obligations with respect to the PICS, the Contracts or the Amount Receivable at the Exchange Date, including any obligation to take the needs of the Trust or of Holders of the PICS into consideration for any reason. The Company will not receive any of the proceeds of the offering of the PICS made hereby and is not responsible for, and has not participated in, the determination of the time of sale of, quantities of or prices for the PICS to be issued or the determination or calculation of the Amount Receivable at the Exchange Date. The Company is not involved with the administration or trading of the PICS.

NO PRIOR MARKET FOR THE PICS

    The PICS are innovative securities and have no trading history. It is not possible to predict how the PICS will trade in the secondary market or whether such market will be liquid. The Underwriter currently intends, but is not obligated, to make a market in the PICS and any such market-making may be discontinued at any time in the sole discretion of the Underwriter without notice. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the Holders of the PICS with liquidity of investment or that it will continue for the life of the PICS.

    Application will be made to list the PICS on the NYSE. Assuming the acceptance of such application, there can be no assurance that the PICS will not later be delisted or that trading in the PICS on the NYSE will not be suspended. In the event of a delisting or suspension of trading on such exchange, the Trust will apply for listing of the PICS on another national securities exchange or for quotation on another trading market. If the PICS are not listed or traded on any securities exchange or trading market, or if trading of the PICS is suspended, pricing information for the PICS may be more difficult to obtain, and the price and liquidity of the PICS may be adversely affected.

NET ASSET VALUE

    The Trust is a newly organized closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The Trust cannot predict whether the PICS will trade at, below or above their net asset value. The risk of purchasing investments that might trade at a discount is more pronounced for investors who wish to sell their investments in a relatively short period of time after completion of the Trust's initial public offering because for those investors realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. The PICS are not subject to redemption prior to the Exchange Date or the earlier termination of the Trust.

NON-DIVERSIFIED STATUS

    The Trust is considered non-diversified under the Investment Company Act, which means that the Trust is not limited in the proportion of its assets that may be invested in the obligations of a single issuer. Because the only securities held or received by the Trust will be the Treasury Securities and the Contracts or other assets subject to the Contracts, the Trust may be subject to greater risk than would be the case for an investment company with more diversified investments.

UNCERTAINTY OF FEDERAL INCOME TAX CONSEQUENCES

    No statutory, judicial or administrative authority directly addresses the characterization of the PICS or instruments similar to the PICS for United States federal income tax purposes. As a result, significant aspects of the United States federal income tax consequences of an investment in the PICS are not certain. No ruling is being requested from the Internal Revenue Service with respect to the PICS and no assurance can be given that the Internal Revenue Service will agree with the conclusions expressed under "Certain United States Federal Income Tax Considerations."

RISK FACTORS RELATING TO THE COMPANY

    Investors in the PICS should carefully consider the information in the prospectus of the Company attached hereto, including the information contained therein under "Risk Factors."

RISK RELATING TO BANKRUPTCY OF THE SELLERS

    It is possible that the Sellers would be the subject of proceedings under the U.S. Bankruptcy Code. The Trust believes that the Contracts constitute "securities contracts" for purposes of the U.S. Bankruptcy Code, liquidation of which in accordance with section 555 thereof would not be subject to such code's automatic stay provisions in the event of the bankruptcy of the Sellers. It is, however, possible that the liquidation of the Contracts will be determined not to qualify for section 555 treatment. Proceedings under the U.S. Bankruptcy Code in respect of a Seller may thus cause a delay in settlement of such Seller's Contract, or otherwise subject such Contract to such proceedings, which could adversely affect the timing of settlement and could impair the Trust's ability to distribute the Common Stock or other assets subject to such Contract and the related Collateral Agreement to the Holders on a timely basis and, as a result, could adversely affect the amount received by the Holders in respect of the PICS and/or timing of such receipt.

                                NET ASSET VALUE

    The net asset value of the portfolio will be calculated by the Administrator no less frequently than quarterly by dividing the value of the net assets of the Trust (the value of its assets less its liabilities) by the total number of PICS outstanding. The Trust's net asset value will be published semi-annually as part of the Trust's semi-annual report to Holders and at such other times as the Trustees may determine. The Treasury Securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Trustees. Short-term investments having a maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest to be received. The Contracts will be valued at the mean of the bid prices received by the Trust from at least three independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the Contracts and with terms comparable thereto. In the event that the Trust (acting through the Administrator) is unable to obtain valuations from three independent broker-dealer firms, as required by the preceding sentence, on a timely basis or without unreasonable effort or expense, the Contracts shall be valued at the median of bid prices received from two such broker-dealer firms. In the event that the Trust (acting through the Administrator) is unable to obtain a valuation for the Contracts that it believes to be reasonable through the above method, valuation shall be established at a level deemed to be fair and reflective of the market value for the Contracts based on all appropriate factors relevant to the value of the Contracts as set forth in pricing guidelines adopted by the Trustees.

                            DESCRIPTION OF THE PICS

    Each PICS represents an equal proportional interest in the Trust. Upon liquidation of the Trust, Holders are entitled to share pro rata in the net assets of the Trust available for distribution. PICS have no preemptive, redemption or conversion rights. The PICS, when issued and outstanding, will be fully paid and nonassessable. The only securities that the Trust is authorized to issue are the PICS offered hereby and those sold to the initial Holder referred to below. See "Underwriting."

    Holders are entitled to one vote for each PICS held on all matters to be voted on by Holders and are not able to cumulate their votes in the election of Trustees. The Trustees of the Trust have been selected initially by Lehman Brothers as the initial Holder of the Trust. The Trust intends to hold annual meetings as required by the rules of the NYSE. The Trustees may call special meetings of Holders for action by Holder vote as may be required by either the Investment Company Act or the Declaration of Trust. The Holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding PICS, to remove a Trustee. The Trustees will call a meeting of Holders to vote on the removal of a Trustee upon the written request of the record Holders of 10% of the PICS or to vote on other matters upon the written request of the record Holders of 51% of the PICS (unless substantially the same matter was voted on during the preceding 12 months). The Trustees shall establish, and notify the Holders in writing of, the record date for each such meeting, which shall be not less than 10 nor more than 50 days before the meeting date. Holders at the close of business on the record date will be entitled to vote at the meeting. The Trust will also assist in communications with other Holders as required by the Investment Company Act.

BOOK-ENTRY SYSTEM

    The PICS will be issued in the form of one or more global securities (the "Global Securities") deposited with The Depository Trust Company (the "Depositary") and registered in the name of a nominee of the Depositary.

    The Depositary has advised the Trust and the Underwriter as follows: The Depositary is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Exchange Act. The Depositary was created to hold securities of persons who have accounts with the Depositary ("participants") and to facilitate the clearance and settlement of securities transactions among its participants in such securities through electronic book-entry changes in accounts of the participants, thereby eliminating the need for physical movement of certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depositary's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

    Upon the issuance of a Global Security, the Depositary or its nominee will credit the respective PICS represented by such Global Security to the accounts of participants. The accounts to be credited shall be designated by the Underwriter. Ownership of beneficial interests in such Global Securities will be limited to participants or persons that may hold interests through participants. Ownership of beneficial interests by participants in such Global Securities will be shown on, and the transfer of those ownership interests will be effected only through, records maintained by the Depositary or its nominee for such Global Securities. Ownership of beneficial interests in such Global Securities by persons that hold through participants will be shown on, and the transfer of that ownership interest within such participant will be effected only through, records maintained by such participant. The laws of such jurisdictions require that certain purchasers of securities take physical delivery of such securities in definitive form. Such limits and such laws may impair the ability to transfer beneficial interests in a Global Security.

    So long as the Depositary for a Global Security, or its nominee, is the registered owner of such Global Security, such Depositary or such nominee, as the case may be, will be considered the sole owner or holder of the PICS. Except as set forth below, owners of beneficial interests in such Global Securities will not be entitled to have the PICS registered in their names and will not receive or be entitled to receive physical delivery of the PICS in definitive form and will not be considered the owners or holders thereof.

    Shares of Common Stock or other assets deliverable in respect of, and any quarterly distributions on, PICS registered in the name of or held by the Depositary or its nominee will be made to the Depositary or its nominee, as the case may be, as the registered owner or the holder of the Global Security. None of the Trust, any Trustee, the Paying Agent, the Administrator or the Custodian for the PICS will have any responsibility or liability for any aspect of the records relating to, or payments made on account of, beneficial ownership interests in a Global Security or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

    The Trust expects that the Depositary, upon receipt of any payment in respect of a permanent Global Security, will credit immediately participants' accounts with payments in amounts proportionate to their respective beneficial interests in the principal amount of such Global Security as shown on the records of the Depositary. The Trust also expects that payments by participants to owners of beneficial interests in such Global Security held through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in "street name," and will be the responsibility of such participants.

    A Global Security may not be transferred except as a whole by the Depositary to a nominee or a successor of the Depositary. If the Depositary is at any time unwilling or unable to continue as depositary and a successor depositary is not appointed by the Trust within ninety days, the Trust will issue PICS in definitive registered form in exchange for the Global Security representing such PICS. In that event, an owner of a beneficial interest in a Global Security will be entitled to physical delivery in definitive form of PICS represented by such Global Security equal in number to that represented by such beneficial interest and to have such PICS registered in its name.

                   MANAGEMENT AND ADMINISTRATION OF THE TRUST

TRUSTEES

    The Trust will be internally managed by three Trustees, none of whom is an "interested person" of the Trust as defined in the Investment Company Act, and will not have an investment adviser. Under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to grantor trusts, the Trustees will not have the power to vary the investments held by the Trust. It is a fundamental policy of the Trust that the Contracts may not be disposed of during the term of the Trust and that the Treasury Securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust, except for a partial liquidation of Treasury Securities following acceleration of any Contract.

    The names of the persons who have been elected by Lehman Brothers, the initial Holder of the Trust, to serve as the Trustees are set forth below. The positions and the principal occupations of the individual Trustees during the past five years are also set forth below.

                                                                                                         PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS                                                                     TITLE         DURING PAST FIVE YEARS
------------------------------------------------------------------------------------      -----      -----------------------------

    Each Trustee who is not a director, officer or employee of the Underwriter or the Administrator, or of any affiliate thereof, will be paid by Lehman Brothers (which will be reimbursed by the Sellers), in respect of its annual fee
and anticipated out-of-pocket expenses, a one-time, up-front fee of $         .
The Trust's Managing Trustee will also receive an additional up-front fee of
$         for serving in that capacity. The Trustees will not receive, either directly or indirectly, any compensation, including any pension or retirement benefits, from the Trust. None of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

ADMINISTRATOR

    The day-to-day affairs of the Trust will be managed by       , as Trust
administrator (the "Administrator") pursuant to an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including without limitation, the duties to: (i) receive invoices for and pay, or cause to be paid, all expenses incurred by the Trust; (ii) with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust); (iii) instruct the Paying Agent to pay distributions on PICS as described herein; (iv) prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents, and keep all books and records, for the Trust; (v) at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and (vi) make all necessary arrangements with respect to meetings of Trustees and any meetings of holders of PICS. The Administrator will not, however, select the independent public accountants for the Trust or sell or otherwise dispose of the Trust assets (except in connection with an acceleration of the Contracts, or the settlement of the Contracts at the Exchange Date, and upon termination of the Trust).

    The Administration Agreement may be terminated by either the Trust or the Administrator upon 60 days' prior written notice, except that no termination shall become effective until a successor Administrator has been chosen and has accepted the duties of the Administrator.

    Except for its roles as Administrator, custodian, paying agent, registrar and transfer agent of the Trust, and except for its role as Collateral Agent
under the Collateral Agreements,       has no other affiliation with, and is not
engaged in any other transactions with, the Trust.

    The address of the Administrator is       .

CUSTODIAN

    The Trust's custodian (the "Custodian") is       pursuant to a custodian
agreement (the "Custodian Agreement"). In the event of any termination of the Custodian Agreement by the Trust or the resignation of the Custodian, the Trust must engage a new Custodian to carry out the duties of the Custodian as set forth in the Custodian Agreement. Pursuant to the Custodian Agreement, all net cash received by the Trust will be invested by the Custodian in short-term U.S. Government securities maturing on or shortly before the next quarterly distribution date. The Custodian will also act as Collateral Agent under the Collateral Agreements and will hold a perfected security interest in the Common Stock and U.S. Government obligations or other assets consistent with the terms of the Contracts and the Collateral Agreements.

PAYING AGENT

    The transfer agent, registrar and paying agent (the "Paying Agent") for the
PICS is       pursuant to a paying agent agreement (the "Paying Agent
Agreement"). In the event of any termination of the Paying Agent Agreement by the Trust or the resignation of the Paying Agent, the Trust will use its best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

INDEMNIFICATION

    The Trust will indemnify each Trustee, the Administrator, the Custodian and the Paying Agent with respect to any claim, liability, loss or expense (including the costs and expenses of the defense against any claim or liability) which it may incur in acting as Trustee, Administrator, Custodian or Paying Agent, as the case may be, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits such indemnification. Lehman Brothers has agreed to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent. Lehman Brothers will in turn be reimbursed by the Sellers for all such reimbursements paid by it.

DISTRIBUTIONS

    The Trust intends to distribute to Holders on a quarterly basis the proceeds of the Treasury Securities held by the Trust. The first distribution, reflecting
the Trust's operations from the date of the offering, will be made on       ,
1998 to Holders of record as of       , 1998. Thereafter, distributions will be
made on       ,       ,       and       or, if any such date is not a Business
Day, on the next succeeding Business Day, of each year to Holders of record as
of each       ,       ,       and       , respectively. A portion of each such
distribution should be treated as a tax-free return of the Holder's investment. See "Investment Objectives and Policies--Trust Assets" and "Certain United States Federal Income Tax Considerations." If any Contract is accelerated as described in "Investment Objectives and Policies--The Contracts--Collateral Requirements of the Contracts; Acceleration," each Holder will receive its pro rata share of the proceeds from the acceleration of such Contract and from the liquidation of a proportionate amount of the Treasury Securities then held in the Trust. Upon termination of the Trust as described in "Investment Objectives and Policies--Trust Termination," each Holder will receive its pro rata share of any remaining net assets of the Trust.

    The Trust does not permit the reinvestment of distributions.

ESTIMATED EXPENSES

    At the closing of this offering Lehman Brothers will pay to each of the Administrator, the Custodian and the Paying Agent, and to each Trustee, a one-time, up-front amount in respect of its fee and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The anticipated Trust expenses to be borne by the Administrator include, among other things, expenses for legal and independent accountants' services, costs of printing proxies, PICS certificates and Holder reports, expenses of the Trustees, fidelity bond coverage, stock exchange listing fees and expenses of qualifying the PICS for sale in the various states. The aggregate of the one-time, up-front payments described above
will be in the amount of $         . Lehman Brothers will also pay estimated
organization costs of the Trust in the amount of $         and estimated costs
of the Trust in connection with the initial registration and public offering of
the PICS in the amount of $         at the closing of the offering. Lehman
Brothers will be reimbursed by the Sellers for such payments as provided in the Underwriting Agreement.

    The amount payable to the Administrator in respect of ongoing expenses of the Trust was determined based on estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. There cannot, however, be any assurance that actual operating expenses of the Trust will not be substantially more than this amount. Any excess expenses will be paid by Lehman Brothers or, in the event of its failure to pay such amounts, the Sellers, or, in the event of the failure of either Lehman Brothers or the Sellers to pay such amounts, the Trust. Lehman Brothers will be reimbursed by the Sellers for expenses of the Trust paid by it as provided in the Underwriting Agreement.

            CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

    The following summary of certain United States federal income tax consequences of the purchase, ownership and disposition of the PICS is based upon laws, regulations, rulings and decisions now in effect, all of which are subject to change (including changes in effective dates) or possible differing interpretations. It deals only with initial purchasers who hold PICS as capital assets and does not purport to deal with persons in special tax situations, such as financial institutions, tax-exempt organizations, insurance companies, regulated investment companies, dealers in securities or currencies, persons holding PICS as a hedge against currency risk or as a position in a "straddle" for tax purposes, or persons whose functional currency is not the U.S. dollar. PERSONS CONSIDERING THE PURCHASE OF PICS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE APPLICATION OF UNITED STATES FEDERAL INCOME TAX LAWS TO THEIR PARTICULAR SITUATIONS AS WELL AS ANY CONSEQUENCES OF THE PURCHASE, OWNERSHIP AND DISPOSITION OF THE PICS ARISING UNDER THE LAWS OF ANY OTHER TAXING JURISDICTION.

    As used herein, the term "U.S. Holder" means a beneficial owner of a PICS that is for United States federal income tax purposes (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof (other than a partnership that is not treated as a United States person under any applicable Treasury regulations), (iii) an estate whose income is subject to United States federal income tax regardless of its source,
(iv) a trust if a court within the United States is able to exercise primary supervision over the administration of the trust and one or more United States persons have the authority to control all substantial decisions of the trust, or
(v) any other person whose income or gain in respect of a PICS is effectively connected with the conduct of a United States trade or business. As used herein, the term "non-U.S. Holder" means a beneficial owner of a PICS that is not a U.S. Holder.

    There are no regulations, published rulings or judicial decisions addressing the characterization for federal income tax purposes of securities with terms substantially the same as the PICS. The Trust intends to treat a PICS for United States federal income tax purposes as a beneficial interest in a trust that holds zero-coupon U. S. Treasury securities and Contracts, and to report Holders' income to the Internal Revenue Service in accordance with this treatment. The tax consequences under this approach are described below. However, prospective investors in the PICS should be aware that the Internal Revenue Service might take a different view as to the proper characterization of the PICS and of the tax consequences to a Holder.

TAX STATUS OF THE TRUST

    The Trust will be treated as a grantor trust for federal income tax purposes, and each Holder will be considered the owner of its pro rata portions of the stripped U.S. Treasury securities and the Contracts in the Trust under the grantor trust rules of the Code. Income received by the Trust will be treated as income of the Holders in the manner set forth below, and distributions from the Trust will not be separately taxable.

TAX CONSEQUENCES TO U.S. HOLDERS

    TAX BASIS OF THE TREASURY SECURITIES AND THE CONTRACTS

    A Holder's initial tax basis in the Contracts and the Treasury Securities, respectively, will equal its pro rata portion of the amounts paid for them by
the Trust. It is currently anticipated that   % and   % of the net proceeds of
the offering will be used by the Trust to purchase the Treasury Securities and as payments for the Contracts, respectively. A Holder's tax basis in the Treasury Securities will be increased by the amounts of original issue discount included in income in respect of Treasury Securities and decreased by each amount of cash received in respect of Treasury Securities.

    RECOGNITION OF ORIGINAL ISSUE DISCOUNT ON THE TREASURY SECURITIES

    The Treasury Securities in the Trust will consist of zero-coupon U.S. Treasury securities. A Holder will be required to treat its pro rata portion of each Treasury Security in the Trust as a bond that was originally issued on the date the Holder purchased its PICS and at an original issue discount equal to the excess of the Holder's pro rata portion of the amounts payable on such Treasury Security over the Holder's tax basis therefor as discussed above. The Holder (whether on the cash or accrual method of tax accounting) is required to include original issue discount (other than original issue discount on short-term Treasury Securities as described below) in income for federal income tax purposes as it accrues, in accordance with a constant yield method, prior to the receipt of cash attributable to such income. The Trust expects that more than 20% of the Holders will be accrual basis taxpayers, in which case original issue discount on any short-term Treasury Security (i.e., any Treasury Security with a maturity of one year or less from the date it is purchased) held by the Trust will also be required to be included in income by the Holders as it is accrued. Unless a Holder elects to accrue the original issue discount on a short-term Treasury Security according to a constant yield method based on daily compounding, such original issue discount will be accrued on a straight-line basis.

    TREATMENT OF THE CONTRACTS

    Each Holder will be treated as having entered into a pro rata portion of the Contracts and, at the Exchange Date, as having received a pro rata portion of the Common Stock (or cash, Reported Securities or combination thereof) delivered to the Trust.

    DISTRIBUTION OF THE COMMON STOCK

    The delivery of Common Stock (or Reported Securities) pursuant to the Contracts will not be taxable to the Holders. Each Holder's basis in its Common Stock (or Reported Securities) will be equal to its basis in its pro rata portion of the Contracts less the portion of such basis allocable to any fractional shares of Common Stock (or Reported Securities) for which cash is received. A Holder will recognize short-term capital gain or loss upon receipt of cash in lieu of fractional shares of Common Stock (or Reported Securities) distributed upon termination of the Trust equal to the difference between the amount of cash received and the basis of such fractional share. The holding period for the Common Stock (or Reported Securities) will begin on the day after it is acquired by the Trust.

    DISTRIBUTION OF CASH

    If the Trust receives cash upon settlement of the Contracts, a Holder will recognize capital gain or loss equal to the difference between the amount of cash received and the basis of the Contracts attributable to such cash. Any gain or loss will be capital gain or loss and, if the Holder has held the PICS for more than one year, such gain or loss will be long-term capital gain or loss. Capital gains of individuals derived in respect of PICS held for more than one year are eligible for reduced rates of taxation which may vary depending upon the holding period of such PICS.

    SALE OF PICS

    A Holder who sells PICS will be treated as having sold its pro rata portions of the Treasury Securities and the Contracts underlying the PICS. The Holder will therefore recognize gain or loss equal to the difference between the amount realized and the Holder's aggregate tax bases in its pro rata portions of the Treasury Securities and the Contracts. Any gain or loss will be long-term capital gain or loss if the Trust has held the relevant property for more than one year.

    FEES AND EXPENSES OF THE TRUST

    The Trust intends to treat amounts paid by Lehman Brothers and the Sellers as expenses attributable to them and as not affecting the Holders. It is possible the Internal Revenue Service could assert that the amounts paid by Lehman Brothers and the Sellers are income to U.S. Holders. A Holder may be limited on deductions allocable to such Holder in connection with the operation of the Trust.

    ALTERNATIVE CHARACTERIZATIONS

    The above characterization of the PICS and the Contracts is not binding on the Internal Revenue Service, and it is possible that the Internal Revenue Service could assert a characterization that could adversely affect the timing and character of income recognized by Holders. For example, the Internal Revenue Service might assert that the Contracts should be treated as contingent debt obligations of the Sellers that are subject to Treasury regulations governing contingent debt instruments. If the Internal Revenue Service were to prevail in making such an assertion, interest would accrue with respect to each Contract at a "comparable yield" for the Seller under that Contract, determined at the time the Contract is entered into. A Holder's pro rata portion of interest in respect of the Contracts and original issue discount in respect of the Treasury Securities might exceed the aggregate amount of the quarterly cash distributions to a Holder. In addition, under the contingent debt regulations, a Holder would be required to treat any gain realized on the sale, exchange or redemption of the PICS as ordinary income to the extent that such gain is allocable to the Contracts, and any loss realized on such sale, exchange or redemption allocable to the Contracts as an ordinary loss to the extent of inclusions with respect to the Contracts, and as capital loss to the extent of loss in excess of such inclusions. Alternatively, the Internal Revenue Service might assert that a Holder should include in income the amount of cash actually received each year in respect of the PICS, or that the PICS as a whole constitute a contingent payment debt instrument subject to the rules described above.

NON-U.S. HOLDERS

    In the case of a Holder of the PICS that is not a U.S. Holder, payments of interest (including original issue discount) made with respect to the Treasury Securities will not be subject to United States withholding tax, provided that such non-U.S. Holder complies with applicable certification requirements. In general, for a non-U.S. Holder to qualify for this exemption from taxation, the last United States payor in the chain of payment prior to payment to a non-U.S. Holder (the "Withholding Agent") must have received in the year in which a payment of interest or principal occurs, or in either of the two preceding calendar years, a statement that (i) is signed by the beneficial owner of the Treasury Securities under penalties of perjury, (ii) certifies that such owner is not a U.S. Holder and
(iii) provides the name and address of the beneficial owner. The statement may be made on an IRS Form W-8 or a substantially similar form, and the beneficial owner must inform the Withholding Agent of any change in the information on the statement within 30 days of such change. If the PICS is held through a securities clearing organization or certain other financial institutions, the organization or institution may provide a signed statement to the Withholding Agent. However, in such case, the signed statement must be accompanied by a copy of the IRS Form W-8 or the substitute form provided by the beneficial owner of the organization or institution.

    Any capital gain realized in respect of PICS by a non-U.S. Holder will generally not be subject to United States federal income tax if (i) such gain is not effectively connected with a United States trade or business of such non-U.S. Holder and (ii) in the case of an individual non-U.S. Holder, such individual is not present in the United States for 183 days or more in the taxable year of the sale or other disposition, or the gain is not attributable to a fixed place of business maintained by such individual in the United States.

BACKUP WITHHOLDING AND INFORMATION REPORTING

    The payments of principal and interest (including original issue discount) on, and the proceeds received from the sale of, PICS may be subject to United States backup withholding tax at the rate of 31% if the Holder thereof fails to supply an accurate taxpayer identification number or otherwise to comply with applicable United States information reporting or certification requirements. Any amounts so withheld will be allowed as a credit against such Holder's United States federal income tax liability and may entitle such Holder to a refund, provided that the required information is furnished to the Internal Revenue Service.

    After the end of each calendar year, the Trust will furnish to each record Holder of PICS an annual statement containing information relating to the payments on the Treasury Securities received by the Trust. The Trust will also furnish annual information returns to each record Holder of the PICS and to the Internal Revenue Service.

                                  UNDERWRITING

    Lehman Brothers Inc., as underwriter of the offering (the "Underwriter"), has agreed, subject to the terms and conditions of the underwriting agreement (the "Underwriting Agreement") among the Trust, the Company, each of the Sellers and the Underwriter, the form of which is filed as an exhibit to the Registration Statement of which this Prospectus is a part, to purchase from the Trust, and the Trust has agreed to sell to the Underwriter, the aggregate number of PICS set forth below:

UNDERWRITER                                                                                            NUMBER OF PICS
-------------------------------------------------------------------------------------------------  -----------------------
Lehman Brothers Inc.

    The Underwriting Agreement provides that the obligation of the Underwriter to purchase PICS is subject to certain conditions, and that, if any of the foregoing PICS are purchased by the Underwriter pursuant to the Underwriting Agreement, all the PICS agreed to be purchased by the Underwriter must be so purchased.

    The Company and the Sellers have been advised by the Underwriter that the Underwriter proposes to offer the PICS directly to the public at the public offering price set forth on the cover page of this Prospectus and to certain selected dealers at such initial public offering price less a selling concession
not in excess of $         per PICS. The Underwriter may allow, and such dealers
may reallow, a concession not in excess of $         per PICS to certain brokers
and dealers. After the initial public offering, the public offering price, the concession to selected dealers and the reallowance may be changed by the Underwriter.

    The Company, its directors and executive officers, and the Principal and Selling Shareholders listed under the caption "Principal and Selling Shareholders" in the prospectus of the Company attached hereto, including the Sellers, have agreed not to offer for sale, sell or contract to sell, or otherwise dispose of, or announce the offering of, or file or cause the filing of any registration statement under the Securities Act with respect to, without the prior written consent of the Underwriter, any shares of Common Stock or any securities convertible into or exchangeable for, or warrants to acquire, Common
Stock for a period of       days after the date of this Prospectus; provided,
however, that such restriction shall not effect the ability of (i) the Company or the Sellers to take any such actions in connection with the offering of the PICS made hereby or pursuant to the terms of the Contracts and the Collateral Agreements or (ii) the Company to take any such actions in connection with any employee stock option plan, stock ownership plan or dividend reinvestment plan of the Company in effect at the date of this Prospectus.

    In light of the fact that proceeds from the sale of the PICS will be used by the Trust to purchase the Contracts from the Sellers, the Underwriting Agreement provides that the Sellers will pay to the Underwriter as compensation
$         per PICS.

    The Trust has granted to the Underwriter an option to purchase up to an
additional       PICS at the price to public less the aggregate underwriting discount, solely to cover over-allotments, if any. Such option may be exercised at any time up to 30 days after the date of this Prospectus. To the extent that this option is exercised, the Underwriter will be committed, subject to certain
conditions, to purchase up to an additional       PICS.

    The Company and the Sellers have agreed to indemnify the Underwriter against certain liabilities, including liabilities under the Securities Act, and to contribute to payments that the Underwriter may be required to make in respect thereof.

    In connection with the formation of the Trust, Lehman Brothers subscribed
for and purchased       PICS for a purchase price of $         . Lehman Brothers
sponsored the formation of the Trust for purposes of this offering, including selecting its initial Trustees.

    Until the distribution of the PICS is completed, rules of the Securities and Exchange Commission may limit the ability of the Underwriter and certain selling group members to bid for and purchase PICS. As an exception to these rules, the Underwriter is permitted to engage in certain transactions that stabilize the price of the PICS. Such transactions may consist of bids or purchases for the purpose of pegging, fixing or maintaining the price of the PICS.

    If the Underwriter creates a short position in the PICS in connection with the offering, (i.e., if it sells more PICS than are set forth on the cover page of this Prospectus), the Underwriter may reduce that short position by purchasing PICS in the open market. The Underwriter also may elect to reduce any short position by exercising all or part of the over-allotment option described herein.

    The Underwriter also may impose a penalty bid on certain selling group members. This means that if the Underwriter purchases shares of Common Stock in the open market to reduce the Underwriter's short position or to stabilize the price of the Common Stock, it may reclaim the amount of the selling concession from the selling group members who sold those shares as part of the offering.

    In general, purchases of a security for the purpose of stabilization or to reduce a short position could cause the price of the security to be higher than it might otherwise be in the absence of such purchases. The imposition of a penalty bid might have an effect on the price of a security to the extent that it were to discourage resales of the security by purchasers in the offering.

    In the ordinary course of their business, including without limitation in connection with their market making activities, the Underwriter and its affiliates may effect transactions for their own account or for the account of their customers, and hold long or short positions, in the Common Stock. In addition, in connection with the offering of the PICS, the Underwriter or its affiliates may enter into one or more hedging transactions with respect to the Common Stock. In connection with such hedging or market-making activities or with respect to proprietary or other trading activities by the Underwriter and its affiliates, the Underwriter or its affiliates may enter into transactions in the Common Stock which may affect the market price, liquidity or value of the PICS and which could be deemed to be adverse to the interests of the holders of the PICS.

    {The Underwriter has from time to time performed various investment banking and financial advisory services for the Company and its affiliates, for which customary compensation has been received.}

    The address of the Underwriter is 3 World Financial Center, New York, New York 10285.

                                 LEGAL MATTERS

    Certain legal matters will be passed upon for the Trust and the Underwriter by Simpson Thacher & Bartlett, (a partnership which includes professional corporations), 425 Lexington Avenue, New York, New York 10017. Certain matters
of Delaware law will be passed upon for the Trust by       . Certain legal
matters will be passed upon for the Sellers by       .

                                    EXPERTS

    The statement of assets, liabilities and capital included in this
Registration Statement has been audited by       , independent public
accountants, as indicated in their report with respect thereto, and is included herein in reliance upon the authority of said firm as experts in auditing and accounting in giving said report.

                             ADDITIONAL INFORMATION

    The Trust has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act with respect to the PICS offered hereby. Further information concerning the PICS and the Trust may be found in the Registration Statement, of which this Prospectus constitutes a part. The Registration Statement may be inspected without charge at the Commission's office in Washington, D.C., and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission. Such Registration Statement is also available on the Commission's website (http://www.sec.gov).

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

    To the Trustees of PICS Trust I:

    {We have audited the accompanying statement of assets, liabilities and
capital of PICS Trust I (a Delaware trust) as of       199 . This financial
statement is the responsibility of the Trustees of the Trust. Our responsibility is to express an opinion on this financial statement based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and capital is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets, liabilities and capital. An audit also includes assessing the accounting principles used and significant estimates made by the Trustees of the Trust, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the statement of assets, liabilities and capital referred to above presents fairly, in all material respects, the financial position of PICS
Trust I as of       , 199 , in conformity with generally accepted accounting
principles.}

{New York, New York}
           , 199

                                  PICS TRUST I

                  STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

                                          , 1997

ASSETS
Cash...............................................................................  $
                                                                                     ---------
    Total Assets...................................................................  $
                                                                                     ---------
                                                                                     ---------
LIABILITIES
    Total Liabilities..............................................................  $
                                                                                     ---------
                                                                                     ---------
NET ASSETS.........................................................................  $
                                                                                     ---------
                                                                                     ---------
CAPITAL
  PICS, 1 PICS issued and outstanding..............................................  $
                                                                                     ---------
                                                                                     ---------

         The accompanying notes are an integral part of this statement.

NOTE 1. ORGANIZATION

    PICS Trust I (the "Trust") was established as a Delaware business trust on December 24, 1997, and has had no operations to date other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the
sale and issuance of       PICS (excluding the over-allotment option) for
$         to Lehman Brothers Inc. ("Lehman Brothers"). The costs incurred in connection with the organization of the Trust and this offering will be paid by certain stockholders of the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    NO DEALER, SALESPERSON OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE UNDERWRITER. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF ANY SECURITIES OTHER THAN THOSE TO WHICH IT RELATES OR AN OFFER TO SELL TO, OR A SOLICITATION OF AN OFFER TO BUY FROM, ANY PERSON IN ANY JURISDICTION WHERE SUCH AN OFFER OR SOLICITATION WOULD BE UNLAWFUL. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL, UNDER ANY CIRCUMSTANCES, CREATE ANY IMPLICATION THAT THE INFORMATION HEREIN CONTAINED IS CORRECT AS OF ANY TIME SUBSEQUENT TO THE DATE HEREOF.
                           --------------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Prospectus Summary........................................................    3
Fees and Expenses.........................................................    8
The Trust.................................................................    9
Use of Proceeds...........................................................    9
Investment Objectives and Policies........................................    9
Investment Restrictions...................................................   19
Risk Factors Relating to PICS.............................................   20
Net Asset Value...........................................................   23
Description of the PICS...................................................   23
Management and Administration of the Trust................................   25
Certain United States Federal Income Tax Considerations...................   27
Underwriting..............................................................   30
Legal Matters.............................................................   32
Experts...................................................................   32
Additional Information....................................................   32
Report of Independent Public Accountants..................................   33
Statement of Assets, Liabilities and Capital..............................   34

                           --------------------------

    UNTIL                , 1998, ALL DEALERS EFFECTING TRANSACTIONS IN THE PICS,
WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO THE OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.

                                        PICS-SM-
                                  PICS TRUST I

                             ---------------------

                                   PROSPECTUS
                                           , 1997

                           --------------------------

                                LEHMAN BROTHERS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    1. FINANCIAL STATEMENTS

Part A--   (i)        Report of Independent Public Accountants
           (ii)       Statement of Assets, Liabilities and Capital
Part B--   None.

2. EXHIBITS

(a)(1)(A)  --Declaration of Trust dated as of December 23, 1997
(a)(1)(B)  --Amended and Restated Declaration of Trust dated as of       , 1998/*/
(a)(2)(A)  --Certificate of Trust dated December 23, 1997
(a)(2)(B)  --Restated Certificate of Trust dated as of       , 1998/*/
(b)        --Not applicable
(c)        --Not applicable
(d)(1)     --Form of specimen certificate of PICS (included in Exhibit 2(a)(1)(B))/*/
(d)(2)     -- Portions of the Amended and Restated Declaration of Trust defining the rights of Holders of PICS (included in Exhibit 2(a)(1)(B))/*/
(e)        --Not applicable
(f)        --Not applicable
(g)        --Not applicable
(h)        --Form of Underwriting Agreement/*/
(i)        --Not applicable
(j)        --Form of Custodian Agreement/*/
(k)(1)     --Form of Administration Agreement/*/
(k)(2)     --Form of Paying Agent Agreement/*/
(k)(3)     --Form of Forward Purchase Agreement/*/
(k)(4)     --Form of Collateral Agreement/*/
(k)(5)     --Form of Fund Expense Agreement/*/
(k)(6)     --Form of Fund Indemnity Agreement/*/
(l)        --Opinion and Consent of Counsel to the Trust/*/
(m)        --Not applicable
(n)(1)     --Tax Opinion of Counsel to the Trust (Consent contained in Exhibit 2(l))/*/
(n)(2)     --Consent of Independent Public Accountants/*/
(n)(3)     --Consents to being named as Trustee/*/
(o)        --Not applicable
(p)        --Form of Subscription Agreement/*/
(q)        --Not applicable
(r)        --Financial Data Schedule/*/
(s)        --Power of Attorney/*/

------------------------

/*/ To be filed by amendment.

ITEM 25. MARKETING ARRANGEMENTS

    See Exhibit 2(h) to this Registration Statement.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

    The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees...................................................  $   2,950
New York Stock Exchange listing fee.................................          *
Printing (other than certificates)..................................          *
Engraving and printing certificates.................................          *
Fees and expenses of qualification under state securities laws
  (including fees of counsel).......................................          *
Accounting fees and expenses........................................          *
Legal fees and expenses.............................................          *
NASD fees...........................................................          *
Miscellaneous.......................................................          *
                                                                      ---------
Total...............................................................  $       *
                                                                      ---------
                                                                      ---------

------------------------

*   To be furnished by amendment.

ITEM 27. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    The Trust will be internally managed and will not have an investment adviser. The information in the Prospectus under the caption "Management and Administration of the Trust" is incorporated herein by reference.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

    As of the effective date of this Registration Statement:

TITLE OF CLASS                                                           NUMBER OF RECORD HOLDERS
--------------------------------------------------------------------  -------------------------------
Shares of beneficial interest.......................................                     1

ITEM 29. INDEMNIFICATION

    The Underwriting Agreement (Exhibit 2(h) to this Registration Statement) provides for indemnification.

    The Amended and Restated Declaration of Trust filed as Exhibit 2(a)(1)(B) to this Registration Statement provides for indemnification to each Trustee against any claim or liability incurred in acting as Trustee of the Trust, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties. The Custodian Agreement, Administration Agreement and Paying Agent Agreement filed as Exhibits 2(j), 2(k)(1) and 2(k)(2) to this Registration Statement provide for indemnification to the Custodian, Administrator and Paying Agent against any loss or expense incurred in the performance of their obligations under the respective agreements, unless such loss or expense is due to willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations. The Fund Indemnity Agreement filed as
Exhibit 2(k)(6) to this Registration Statement provides that Lehman Brothers Inc. will indemnify the Trust for certain indemnification expenses incurred under the Amended and Restated Declaration of Trust, the Custodian Agreement, the Administration Agreement and the Paying Agent Agreement.

    Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Not applicable.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of the Registrant, c/o Lehman Brothers Inc., 3 World Financial Center, New York, New York 10285 and at the
offices of       , the Registrant's Administrator, Custodian, paying agent, transfer agent and registrar. All other records so required to be maintained are maintained at the offices of the Registrant, c/o Lehman Brothers Inc., 3 World Financial Center, New York, New York 10285.

ITEM 32. MANAGEMENT SERVICES

    Not applicable.

ITEM 33. UNDERTAKINGS

    (a) The Registrant hereby undertakes to suspend the offering of the shares covered hereby until it amends its prospectus contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than ten percent from its net asset value per share as of the effective date of this Registration Statement or (2) the net asset value per share increases to an amount greater than its net proceeds as stated in its prospectus contained herein.

    (b) The Registrant hereby undertakes that (i) for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 30th day of December, 1997.

                                PICS TRUST I

                                By:              /s/ Jennifer Marre
                                     -----------------------------------------
                                              Jennifer Marre, Trustee

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person, in the capacities and on the date indicated.

             NAME                         TITLE                    DATE
------------------------------  --------------------------  -------------------

                                Principal Executive
      /s/ Jennifer Marre          Officer, Principal
------------------------------    Financial Officer,         December 30, 1997
        Jennifer Marre            Principal Accounting
                                  Officer and Trustee

                                 EXHIBIT INDEX

EXHIBIT                                              NAME OF EXHIBIT
------------  ----------------------------------------------------------------------------------------------

(a)(1)(A)     Declaration of Trust dated as of December 23, 1997
(a) (1)( B)   Amended and Restated Declaration of Trust dated as of       , 1998/*/
(a) (2) (A)   Certificate of Trust dated December 23, 1997
(a) (2) (B)   Restated Certificate of Trust dated as of       , 1998/*/
(b)           Not applicable
(c)           Not applicable
(d) (1)       Form of specimen certificate of PICS (included in Exhibit 2(a)(1)(B))/*/
(d) (2)       Portions of the Amended and Restated Declaration of Trust defining the rights of Holders of
              PICS (included in Exhibit 2(a)(1)(B))/*/
(e)           Not applicable
(f)           Not applicable
(g)           Not applicable
(h)           Form of Underwriting Agreement/*/
(i)           Not applicable
(j)           Form of Custodian Agreement/*/
(k) (1)       Form of Administration Agreement/*/
(k) (2)       Form of Paying Agent Agreement/*/
(k) (3)       Form of Forward Purchase Agreement/*/
(k) (4)       Form of Collateral Agreement/*/
(k) (5)       Form of Fund Expense Agreement/*/
(k) (6)       Form of Fund Indemnity Agreement/*/
(l)           Opinion and Consent of Counsel to the Trust/*/
(m)           Not applicable
(n) (1)       Tax Opinion of Counsel to the Trust (Consent contained in Exhibit 2(l))/*/
(n) (2)       Consent of Independent Public Accountants/*/
(n) (3)       Consents to being named as Trustee/*/
(o)           Not applicable
(p)           Form of Subscription Agreement/*/
(q)           Not applicable
(r)           Financial Data Schedule/*/
(s)           Power of Attorney/*/

------------------------

/*/ To be filed by amendment.